HIGH INCOME
PORTFOLIO

Merrill Lynch
Corporate Bond Fund, Inc.



FUND LOGO




Quarterly Report

December 31, 1998




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.






Merrill Lynch
Corporate Bond Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



HIGH INCOME PORTFOLIO


TO OUR SHAREHOLDERS


The High-Yield Market
During a year of exceptional gyrations in global financial markets, the high-yield market fared poorly. Events that contributed to 1998's volatility included Russia's default on its sovereign debt, the economic meltdown in many Pacific Rim nations, most notably Indonesia, and the collapse and bailout of a prominent US hedge fund. After a massive sell-off and flight to quality in the third quarter of 1998, three successive interest rate cuts by the Federal Reserve Board in the fall boosted investor confidence in both the equity and fixed-income markets. The high-yield market rebounded in the fourth quarter, particularly in the month of November, but ended up lagging the strong returns posted by the US Treasury and equity markets. Specifically, the unmanaged CS First Boston High Yield Index registered a total return of +0.58% for the year, compared to the US Treasury return of +12.25% and the remarkable total return advance of 28.58% for the Standard & Poor's 500 Index.

The 1998 bear market for high-yield debt produced some real positives. The market correction squeezed out speculation, since hedge funds and other leveraged investors liquidated holdings. Furthermore, the financial crisis reminded investors of risk. We measure value in the high-yield market as a yield spread or differential between high-yield bonds and US Treasury securities of similar maturities. The spread is the compensation that investors receive for assuming the credit risk and lower liquidity associated with lower-quality corporate bonds. In our opinion, exceptionally wide spreads at December 31, 1998 suggested excellent value.

Another valuation yardstick in the high-yield market is that of risk premium, which measures the yield of high-yield debt as a percentage of the yield on long-term US Treasury securities. The historical average premium is 70.5%, while the current high-yield market premium is close to an all-time high of 130%. What is noteworthy about the market trading at both very high spread and premium to US Treasury securities is that it has never occurred during a period of relatively healthy economic, monetary and credit conditions. Instead, it has been associated with recession and/or high corporate default rates in the past.


Portfolio Strategy
During the quarter ended December 31, 1998, certain industries in the United States were impacted by economic weakness elsewhere. Imports from economically depressed regions such as Asia and Brazil severely depressed the pricing structure of steel, chemicals, paper and textiles. We believe improvement is unlikely until late 1999 at the earliest. Accordingly, the Portfolio owns only the strongest issuers and is underweighted in these industries. As of December 31, 1998, we remain slightly overweighted in energy (8.7% of net assets) where weak oil and gas pricing have depressed stock and bond values. The market reflects the negatives and some bargains are appearing. Our largest areas of industry exposure include cable television and broadcasting, 14.7% of net assets; communications (telephone and paging), 11.1%; and health services, 7.6%. We believe that these industries will experience healthy profit growth in 1999, regardless of the economic environment and the undervalued appearance of some issuers.

Throughout the December quarter, we maintained our overweighted exposure to emerging markets since this sector continued to provide numerous compelling bargains. Our holdings in emerging markets are mostly large companies with good balance sheets and strong market positions. We believe default risk is low and price appreciation is high if global conditions improve, as we expect. Emerging markets issuers (all US dollar denominated) comprised 16.7% of the Portfolio at December 31, 1998, compared to a 6% weighting for the CS First Boston High Yield Index.


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1998


While the Portfolio's net assets declined because of net shareholder redemptions, the quality structure of the Portfolio remained little changed. As of December 31, 1998, the two highest-quality categories (BBB/BB) comprised 35.5% of net assets and the lowest rated (CCC) category totaled 3.8%, nearly unchanged from 35.5% and 4.2%, respectively, at September 30, 1998.


In Conclusion
Looking ahead, we believe that the high-yield market will see continued volatility in the first half of 1999, largely because of equity market fluctuations, political/economic news in emerging markets, concerns about corporate earnings, and possible supply/demand imbalances. Nevertheless, we believe high-yield securities remain attractive. The market appears to be discounting both a dramatic slowdown in the North American economy and a sharp increase in default statistics. In our view, neither of these is likely. Accordingly, we believe the market offers good value at current levels.

We appreciate your ongoing investment in High Income Portfolio of Merrill Lynch Corporate Bond Fund, Inc., and we look forward to assisting you with your financial needs in the months and years ahead.


Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Vincent T. Lathbury III)
Vincent T. Lathbury III
Senior Vice President and Portfolio Manager




February 16, 1999






Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1998


PORTFOLIO INFORMATION
                                                                                                                 Percent of
Ten Largest Corporate Holdings                                                                                   Net Assets
NTL Inc.              Through various subsidiaries, NTL Inc. owns and operates television and radio broadcasting,      2.7%
                      cable television and telecommunications systems in the United Kingdom. The company also owns Comcast and Diamond cable and telephone operations.

Nextel                Nextel offers digital and analog wireless communications services throughout the United          2.5
Communications        States. The company's digital service currently covers approximately 50% of the total US
Inc.                  population and, once completed, will enable Nextel to offer nationwide digital wireless service.

TransAmerican         TransAmerican is a privately held holding company whose principal subsidiaries are               1.9
Energy                wholly-owned TransAmerican Refining Corp. (TARC) and 69%-owned TransTexas Gas Corp.,
Corp.                 a publicly held company which explores for and produces oil and natural gas primarily in south Texas. TARC is in the midst of a two-phase construction and expansion program which, when finished, will give it one of the largest and most complex refineries in the United States.
                      Our bonds are secured by some 33 million shares of TransTexas common and the common stock of a subsidiary whose major asset is the refinery.

Century               Century owns and operates 70 cable systems in 25 states and Puerto Rico. In addition,            1.6
Communications        the company has a 31.8% common equity interest in Centennial Cellular, a provider of
Corporation           wireless telephone service in four geographic areas in the United States and Puerto Rico.

RSL                   RSL Communications is a global facilities-based telecommunications company that provides         1.4
Communications        international services, including long distance, calling card, private line, value-added and
PLC                   Internet-based services for businesses, consumers and other carriers. The company operates on four continents in 19 countries.

Fresenius             Fresenius Medical Care is the world's largest integrated provider of dialysis products and       1.4
Medical               services. Its 910 dialysis centers treat 68,000 patients worldwide, including approximately
Care AG               23% of the US dialysis patients. The company also is the world's second-largest manufacturer and distributor of dialysis equipment and related supplies, selling products in more than
                      110 countries.

USAir Inc.            USAir is the sixth-largest US airline, with major hubs in Pittsburgh, Charlotte, Philadelphia    1.3
                      and Baltimore and routes covering most of the Eastern half of the United States. Our investment includes a sizable amount of equipment trust certificates secured by modern, saleable aircraft.

Trump Atlantic        Trump Atlantic City owns and operates the Trump Taj Mahal, the Trump Plaza and the               1.2
City Associates/      Trump World's Fair hotel-casinos, all located on the boardwalk in Atlantic City, New Jersey.
Funding Inc.          These bonds are secured by mortgages on the properties.

Paging Network,       The company is the largest provider of paging services in the United States with                 1.1
Inc.                  operations in all 50 states, Puerto Rico and Canada. A recently launched service called "Voice Now" provides voice messages plus CNN News, sports and stock quotes.

Sinclair              This is a diversified broadcasting company that owns or provides programming to                  1.1
Broadcasting          television and radio stations across the United States.
Group, Inc.




Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1998


PORTFOLIO INFORMATION (concluded)


As of December 31, 1998


Quality Profile*                           Percent of
S&P Rating/Moody's Rating            Long-Term Investments

BBB/Baa                                      5.5%
BB/Ba                                       30.0
B/B                                         56.5
CCC/Caa                                      3.8
Not Rated                                    4.2

[FN]
*In cases when bonds are rated differently by Standard & Poor's
 Corporation and Moody's Investors Service, Inc., bonds are categorized according to the higher of the two ratings.


                                        Percent of
Five Largest Industries                 Net Assets

Energy                                     8.7%
Health Services                            7.6
Cable--Domestic                            6.3
Wireless Communications--
   Domestic Paging & Cellular              5.6
Cable--International                       5.4


Geographic Profile                      Percent of
Top Five Countries*                     Net Assets

Brazil                                     4.5%
United Kingdom                             4.1
Argentina                                  3.5
Canada                                     2.9
Mexico                                     2.7

[FN]
*All holdings are denominated in US dollars.


OFFICERS AND DIRECTORS


Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
Christopher G. Ayoub, Senior Vice President
Jay C. Harbeck, Senior Vice President
Vincent T. Lathbury III, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Treasurer
Philip M. Mandel, Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863




Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1998


PERFORMANCE DATA


About Fund Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These classes of shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.





Average Annual Total Return



                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/98                       - 3.05%        - 6.92%
Five Years Ended 12/31/98                 + 6.96         + 6.09
Ten Years Ended 12/31/98                  +10.67         +10.22

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Year Ended 12/31/98                        -3.78%         -7.19%
Five Years Ended 12/31/98                  +6.13          +6.13
Ten Years Ended 12/31/98                   +9.84          +9.84

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 12/31/98                        -3.96%         -4.81%
Inception (10/21/94)
through 12/31/98                           +7.88          +7.88

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/98                        -3.29%         -7.16%
Inception (10/21/94)
through 12/31/98                           +8.49          +7.44

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1998


PERFORMANCE DATA (concluded)

Recent Performance Results
                                                                                       Ten Year/       Standardized
                                                          12 Month      3 Month     Since Inception    30-day Yield
                                                        Total Return  Total Return    Total Return    As of 12/31/98
High Income Portfolio Class A Shares*                      - 3.05%       +3.77%        +175.70%            10.67%
High Income Portfolio Class B Shares*                      - 3.78        +3.57         +155.64             10.33
High Income Portfolio Class C Shares*                      - 3.96        +3.41         + 37.47             10.28
High Income Portfolio Class D Shares*                      - 3.29        +3.71         + 40.75             10.43
Merrill Lynch High Yield US Corporates, Cash Pay Index**   + 3.66        +2.87       +186.00/+56.61
CS First Boston High Yield Index**                         + 0.58        +2.74       +177.44/+49.32
Ten-Year US Treasury Securities***                         +12.25        -1.39       +152.65/+57.14

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's ten-year/since inception dates are Class A & Class B Shares, for the ten years ended 12/31/98 and Class C & Class D Shares, from 10/21/94 to 12/31/98.
 **Unmanaged. These market-weighted indexes mirror the high-yield debt market of securities rated BBB or lower. Ten year/since inception total returns for Merrill Lynch High Yield US Corporates, Cash Pay Index are for the ten years ended 12/31/98 and from 10/21/94 to 12/31/98, respectively. Ten year/since inception total returns for CS First Boston High Yield Index are for the ten years ended 12/31/98 and from 10/31/94 to 12/31/98, respectively.
***Ten year/since inception total returns are for the ten years ended 12/31/98 and from 10/31/94 to 12/31/98, respectively.


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1998

SCHEDULE OF INVESTMENTS
                    S&P   Moody's       Face
Industries         Rating  Rating      Amount            Issue                                   Cost           Value

Bonds
Aerospace--0.4%      B+     B1   $ 25,000,000   Kitty Hawk, Inc., 9.95% due 11/15/2004    $   25,033,750  $   24,875,000

Airlines--1.4%                                  Piedmont Aviation, Inc.:
                     B+     Ba2     1,304,000      Series 88J, 10.05% due 5/13/2005            1,181,685       1,436,460
                     BB     Ba2     1,116,000      Series 88J, 10.10% due 5/13/2007              999,021       1,263,881
                     BB     Ba2     3,767,000      Series 88J, 10.10% due 5/13/2009            3,327,542       4,345,008
                     BB     Ba2     2,710,000      Series 88J, 10.15% due 5/13/2011            2,366,806       3,184,982
                     B+     Ba2     2,226,000      Series 88K, 10% due 5/13/2004               2,026,506       2,428,143
                     B+     Ba2     2,666,000      Series 88K, 10.10% due 5/13/2008            2,374,020       3,048,251
                     B+     Ba2     2,550,000      Series 88K, 10.15% due 5/13/2010            2,251,293       2,974,473
                     B+     Ba2     1,985,000      Series E, 10.30% due 3/28/2007              1,855,291       2,268,815
                     B+     Ba2     1,950,000      Series F, 10.35% due 3/28/2011              1,999,719       2,319,837
                     BB     Ba2     1,500,000      Series H, 10% due 11/08/2012                1,493,250       1,762,005
                                                USAir Inc.:
                     B      B1     16,500,000      9.625% due 2/01/2001                       13,309,906      17,133,600
                     BB     Ba2    21,000,000      10.375% due 3/01/2013                      20,768,125      24,311,490
                     B+     B1      4,634,836      Series 89A1, 9.33% due 1/01/2006++          4,384,418       5,117,113
                     BB     B1      1,432,000      Series A, 10.70% due 1/15/2007              1,525,137       1,666,963
                     BB     B1      1,815,000      Series C, 10.70% due 1/15/2007              1,933,048       2,112,805
                     BB     B1      1,107,000      Series E, 10.70% due 1/15/2007              1,159,472       1,288,637
                     B+     B1      1,092,000      Series F, 10.70% due 1/01/2003                984,165       1,195,467
                     B+     B1      1,092,000      Series G, 10.70% due 1/01/2003                984,165       1,195,467
                     B+     B1      1,092,000      Series H, 10.70% due 1/01/2003                984,165       1,195,467
                     B+     B1      1,092,000      Series I, 10.70% due 1/01/2003                984,165       1,195,467
                                                                                          --------------  --------------
                                                                                              66,891,899      81,444,331

Automotive--0.8%     B      B2     10,000,000   Collins & Aikman Corp., 11.50%
                                                due 4/15/2006                                 10,000,000      10,400,000
                     B+     B2     40,000,000   Venture Holdings Trust, 9.50%
                                                due 7/01/2005                                 38,740,539      40,000,000
                                                                                          --------------  --------------
                                                                                              48,740,539      50,400,000

Broadcasting--       CCC    NR*     4,686,000   ACME Intermediate Holdings/Finance,
Radio &                                         0/12% due 9/30/2005 (a)                        2,996,264       2,858,460
Television--3.0%     B-     B3      3,000,000   ACME Television/Finance, 10.976% due
                                                9/30/2004 (a)                                  2,483,812       2,407,500
                     NR*    B3      4,000,000   Big City Radio Inc., 11.129%
                                                due 3/15/2005 (a)                              3,166,759       2,660,000
                     BB+    Ba2    17,500,000   EZ Communications, Inc., 9.75% due
                                                12/01/2005                                    17,361,575      19,031,250
                     B-     B3     23,000,000   LIN Holdings Corp., 10% due
                                                3/01/2008 (a)                                 15,330,174      16,215,000
                     B-     B2     30,000,000   LIN Television Corp., 8.375% due
                                                3/01/2008                                     29,929,800      30,150,000
                     B-     B3     23,022,000   SFX Broadcasting Inc., 10.75% due
                                                5/15/2006                                     22,940,750      25,554,420
                     B-     B3     17,000,000   Salem Communications Corp., 9.50% due
                                                10/01/2007                                    17,160,625      17,595,000
                                                Sinclair Broadcasting Group Inc.:
                     B      B2     45,000,000      10% due 9/30/2005                          45,343,269      47,700,000
                     B      B2     15,000,000      8.75% due 12/15/2007                       14,941,200      15,225,000
                                                                                          --------------  --------------
                                                                                             171,654,228     179,396,630

Building                                        Nortek Inc.:
Materials--          B-     B3     14,550,000      9.875% due 3/01/2004                       14,409,525      14,913,750
0.4%                 B+     B1      9,000,000      9.25% due 3/15/2007                         8,947,980       9,270,000
                                                                                          --------------  --------------
                                                                                              23,357,505      24,183,750


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1998

SCHEDULE OF INVESTMENTS (continued)
                    S&P   Moody's       Face
Industries         Rating  Rating      Amount            Issue                                   Cost           Value

Bonds (continued)
Cable--                                         American Telecasting, Inc. (a):
Domestic--5.9%       CCC    Ca   $ 26,664,306      22.395% due 6/15/2004                  $   18,496,507  $    4,532,932
                     CCC    Ca      5,328,724      26.322% due 8/15/2005                       2,499,530         612,803
                     BB-    B1      8,750,000   CSC Holdings Inc., 9.875% due 5/15/2006        8,857,500       9,603,125
                                                Century Communications Corporation:
                     BB-    Ba3    40,000,000      9.75% due 2/15/2002                        40,474,688      43,000,000
                     BB-    Ba3    45,000,000      9.50% due 3/01/2005                        44,542,813      50,850,000
                     BB-    Ba3     4,050,000      8.375% due 12/15/2007                       3,976,250       4,333,500
                     B-     B2     50,000,000   Echostar Communications Corp., 11.928%
                                                due 6/01/2004 (a)                             47,861,454      51,447,875
                     CCC+   B3     25,000,000   Echostar Satellite Broadcasting, 11.25%
                                                due 3/15/2004 (a)                             22,551,165      25,062,500
                     B      B2     31,000,000   Intermedia Capital Partners L.P.,
                                                11.25% due 8/01/2006                          31,002,500      35,030,000
                                                Lenfest Communications, Inc.:
                     BB-    B2     40,000,000      10.50% due 6/15/2006                       40,444,200      46,800,000
                     BB-    B2     10,000,000      8.25% due 2/15/2008                         9,972,600      10,475,000
                     B      B1     50,000,000   Olympus Communications L.P., 10.625%
                                                due 11/15/2006                                50,282,500      55,250,000
                     B      B3     40,000,000   TCI Satellite Entertainment, Inc.,
                                                12.15% due 2/15/2007 (a)                      27,701,609       7,800,000
                     CCC+   Ca     50,338,000   Wireless One Inc., 13.50%
                                                due 8/01/2006 (a)                             35,073,812       4,278,730
                                                                                          --------------  --------------
                                                                                             383,737,128     349,076,465

Cable--                                         Australis Media Ltd.:
International--      NR*    NR*     2,274,493      14.399% due 11/01/2002 (a)                  1,776,180       1,307,833
5.0%                 NR*    NR*    79,117,000      1.75%/15.75% due 5/15/2003 (d)(g)++++      56,318,088       2,769,095
                     D      C       1,353,490      1.75%/15.75% due 5/15/2003 (g)++++            751,091          20,302
                     B-     B2     55,000,000   Comcast UK Cable Partners Ltd.,
                                                11.23% due 11/15/2007 (a)                     44,807,579      46,200,000
                                                Diamond Cable Communications PLC (a):
                     B-     Caa1   15,000,000      11.366% due 12/15/2005                     12,186,728      12,337,500
                     B-     Caa1   25,000,000      10.87% due 2/15/2007                       17,907,380      17,750,000
                     B-     B3     80,000,000   International Cabletel, Inc., Series B,
                                                11.701% due 2/01/2006 (a)                     62,660,095      66,000,000
                     B-     B3     20,000,000   NTL Inc., 10% due 2/15/2007                   20,012,500      20,600,000
                     B      B3     30,000,000   Supercanal Holdings S.A., 11.50%
                                                due 5/15/2005                                 28,050,000      18,150,000
                     B+     B1     60,000,000   TeleWest Communications PLC, 11.02% due
                                                10/01/2007 (a)                                49,709,788      49,950,000
                     B-     B2      5,000,000   Tevecap S.A., 12.625% due 11/26/2004           5,087,500       3,137,500
                     B      B3    107,500,000   United International Holdings, Inc.,
                                                10.75% due 2/15/2008 (a)                      69,850,662      58,587,500
                                                                                          --------------  --------------
                                                                                             369,117,591     296,809,730

Capital Goods--                                 International Wire Group, Inc.:
0.9%                 B-     B3     15,000,000      11.75% due 6/01/2005                       14,986,250      15,862,500
                     B-     B3     15,000,000      Series B, 11.75% due 6/01/2005             16,312,500      15,862,500
                     B-     B3     25,250,000   Trench Electric & Trench Inc., 10.25%
                                                due 12/15/2007                                25,315,625      23,861,250
                                                                                          --------------  --------------
                                                                                              56,614,375      55,586,250




Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1998

SCHEDULE OF INVESTMENTS (continued)
                    S&P   Moody's       Face
Industries         Rating  Rating      Amount            Issue                                   Cost           Value

Bonds (continued)
Chemicals--          BB-    Ba3  $ 10,000,000   Agriculture Minerals & Chemicals
0.7%                                            Company, L.P., 10.75% due 9/30/2003       $   10,060,000  $   10,200,000
                                                ISP Holdings Inc.:
                     BB-    Ba3    19,502,000      9.75% due 2/15/2002                        19,502,000      20,818,385
                     BB-    Ba3    10,000,000      9% due 10/15/2003                           9,972,100      10,575,000
                                                                                          --------------  --------------
                                                                                              39,534,100      41,593,385

Child Care--         B-     B3     20,000,000   KinderCare Learning Centers, Inc.,
0.3%                                            9.50% due 2/15/2009                           19,924,375      20,000,000

Computer             B      Ba3    50,000,000   Advanced Micro Devices, Inc., 11%
Services--                                      due 8/01/2003                                 52,330,000      53,000,000
Electronics--        CCC    Caa1   40,500,000   Dictaphone Corp., 11.75% due 8/01/2005        40,114,375      30,577,500
2.7%                 B+     B3     15,000,000   Jordan Telecom Products, Series B,
                                                9.875% due 8/01/2007                          14,882,460      14,925,000
                     B-     B3     25,000,000   PSINet Inc., Senior Notes, 10%
                                                due 2/15/2005                                 25,135,000      24,875,000
                     NR*    NR*     7,000,000   Splitrock Services Inc., 11.75%
                                                due 7/15/2008 (c)                              6,923,000       6,090,000
                     B-     B3      4,000,000   Verio Inc., 10.375% due 4/01/2005              4,000,000       3,940,000
                     B-     B2     30,000,000   Zilog, Inc., Series B, 9.50% due
                                                3/01/2005                                     28,266,250      24,750,000
                                                                                          --------------  --------------
                                                                                             171,651,085     158,157,500

Conglomerates--      BBB    Baa1   16,000,000   Cendant Corp., 7.75% due 12/01/2003           15,972,480      16,170,720
2.2%                 BB     Ba3    15,000,000   Dine, S.A. de C.V., 8.75% due 10/15/2007      14,887,200      11,962,500
                     B-     B3     25,000,000   Eagle-Picher Industries, 9.375% due
                                                3/01/2008                                     25,109,540      23,625,000
                     B+     B-     26,000,000   Sequa Corp., 9.375% due 12/15/2003            25,146,563      26,455,000
                     BB-    NR*    60,000,000   Voto-Votorantim S.A., 8.50% due
                                                6/27/2005                                     58,884,775      50,250,000
                                                                                          --------------  --------------
                                                                                             140,000,558     128,463,220

Consumer             B-     B3      5,000,000   Albecca Inc., 10.75% due 8/15/2008             5,000,000       4,925,000
Products--0.3%       B-     B3      3,000,000   Bell Sports Corp., 11% due 8/15/2008           3,000,000       3,060,000
                     B      B3     13,000,000   Corning Consumer Products Co., 9.625%
                                                due 5/01/2008                                 12,432,431       9,165,000
                                                                                          --------------  --------------
                                                                                              20,432,431      17,150,000

Consumer             B-     NR*     8,000,000   AP Holdings Inc., 11.164% due
Services--0.6%                                  3/15/2008 (a)                                  5,085,750       4,360,000
                     B-     NR*    15,000,000   Apcoa Inc., 9.25% due 3/15/2008               15,012,500      13,875,000
                     B+     B2     13,650,000   Coinmach Corp., 11.75% due 11/15/2005         15,004,875      14,946,750
                                                                                          --------------  --------------
                                                                                              35,103,125      33,181,750

Convertible          NR*    B3      6,195,000   Builders Transport, Inc., 8%
Bonds**--0.1%                                   due 8/15/2005 (2)                              3,614,250       1,239,000
                     BB+    Ba3     6,375,000   Quantum Health Resources, Inc., 4.75%
                                                due 10/01/2000 (1)                             5,956,562       5,514,375
                                                                                          --------------  --------------
                                                                                               9,570,812       6,753,375



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1998

SCHEDULE OF INVESTMENTS (continued)
                    S&P   Moody's       Face
Industries         Rating  Rating      Amount            Issue                                   Cost           Value

Bonds (continued)
Energy--8.5%         B+     B2   $ 20,000,000   Benton Oil & Gas Co., 9.375%
                                                due 11/01/2007                            $   20,097,688  $   12,100,000
                                                Chesapeake Energy Corporation:
                     B      B3     25,000,000      9.625% due 5/01/2005                       25,056,250      18,875,000
                     B      B3      4,400,000      9.125% due 4/15/2006                        4,388,100       3,256,000
                     B      B3      1,000,000      Series B, 7.875% due 3/15/2004                983,750         720,000
                     B+     B2     15,000,000   Clark R & M Holdings, Inc., 8.875% due
                                                11/15/2007                                    14,892,150      13,425,000
                     B+     B3     25,000,000   Clark USA Inc., Series B, 10.875%
                                                due 12/01/2005                                26,515,000      23,250,000
                     BBB-   Ba3    40,000,000   Compania Naviera Perez Companc
                                                S.A.C.F.I.M.F.A., 9% due 1/30/2004            41,372,500      38,900,000
                     B      B2     10,000,000   Cross Timbers Oil Company, 8.75% due
                                                11/01/2009                                    10,000,000       8,900,000
                     B      B2     15,000,000   Energy Corp. of America, 9.50%
                                                due 5/15/2007                                 15,000,000      13,950,000
                     B-     B3     20,000,000   Forcenergy, Inc., 8.50% due 2/15/2007         19,740,050      14,900,000
                                                KCS Energy Inc.:
                     B      B1     22,000,000      11% due 1/15/2003                          22,723,750      20,350,000
                     B-     B3     20,000,000      8.875% due 1/15/2008                       19,900,000      14,000,000
                     BB-    B1     25,000,000   Ocean Energy Inc., 8.375% due 7/01/2008       24,788,350      23,375,000
                     B-     B3     27,000,000   Ocean Rig Norway AS, 10.25% due
                                                6/01/2008                                     26,990,000      21,735,000
                     BBB-   Baa3   27,187,500   Oleoducto Centrale S.A., 9.35%
                                                due 9/01/2005++                               27,178,437      23,551,172
                                                Parker Drilling Co.:
                     B+     B1     25,500,000      Series B, 9.75% due 11/15/2006             25,510,725      22,950,000
                     B+     B1     14,000,000      Series D, 9.75% due 11/15/2006             14,373,310      12,530,000
                                                Petroleo Brasileiro S.A.--Petrobras:
                     B+     B1     15,000,000      10% due 10/17/2006                         15,097,500      14,250,000
                     BB-    B1     15,000,000      10% due 10/17/2006                         14,869,812      14,025,000
                     B-     B3     17,000,000   Southwest Royalties Inc., 10.50%
                                                due 10/15/2004                                16,137,500       6,885,000
                     BB-    B1     30,000,000   Tesoro Petroleum Corporation,
                                                Series B, 9% due 7/01/2008                    29,828,700      29,250,000
                     NR*    B3    289,840,000   TransAmerican Energy Corp.,
                                                Series B, 13.176% due 6/15/2002 (a)          272,093,914      81,155,200
                     NR*    NR*    36,000,000   TransAmerican Refining Corporation,
                                                13% due 12/15/2002                            35,640,000      36,180,000
                                                Trico Marine Services, Inc.:
                     BB-    Ba3     5,000,000      8.50% due 8/01/2005                         5,012,500       4,325,000
                     BB-    Ba3    10,000,000      Series C, 8.50% due 8/01/2005              10,100,000       8,650,000
                                                Triton Energy Corp.:
                     B+     B1      1,000,000      8.75% due 4/15/2002                           922,500         895,000
                     B+     B1     14,000,000      9.25% due 4/15/2005                        13,940,780      12,979,120
                     B-     B2     14,500,000   United Refining Co., 10.75%
                                                due 6/15/2007                                 14,355,000       9,787,500
                                                                                          --------------  --------------
                                                                                             767,508,266     505,148,992

Entertainment--      CCC+   B3     27,495,000   AMF Group Inc., Series B, 12.581%
1.4%                                            due 3/15/2006 (a)                             20,786,837      14,847,300
                     B+     B1      1,500,000   Intrawest Corporation, 9.75% due
                                                8/15/2008                                      1,476,615       1,545,000
                     B-     B3     16,250,000   Premier Parks Inc., 10% due
                                                4/01/2008 (a)                                 10,742,161      11,090,625
                     B      B3     20,000,000   Regal Cinemas, Inc., 9.50% due
                                                6/01/2008                                     19,966,200      20,900,000
                                                Six Flags Theme Parks Inc.:
                     B-     B3     20,000,000      8.611% due 6/15/2005 (a)                   22,001,583      22,100,000
                     B-     B3     15,000,000      8.875% due 4/01/2006                       15,000,000      15,468,750
                                                                                          --------------  --------------
                                                                                              89,973,396      85,951,675




Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1998

SCHEDULE OF INVESTMENTS (continued)
                    S&P   Moody's       Face
Industries         Rating  Rating      Amount            Issue                                   Cost           Value

Bonds (continued)
Financial            CCC+   B2   $ 20,000,000   Amresco, Inc., 9.875% due 3/15/2005       $   20,087,500  $   14,000,000
Services--2.0%       BB+    Ba1    40,000,000   Fuji JGB Investments LLC (Preferred),
                                                9.87% (f)                                     39,980,000      29,247,160
                     NR*    Baa2   30,000,000   IBJ Capital Co. LLC (Preferred),
                                                8.79% (f)                                     29,655,000      25,846,770
                     CCC-   B2      9,000,000   Penncorp Financial Group Inc.,
                                                9.25% due 12/15/2003                           9,090,000       5,310,000
                     BBB-   Baa1   25,000,000   SB Treasury Company LLC, 9.40% (f)            25,000,000      23,793,375
                     BB+    Ba3    10,000,000   SIG Capital Trust I, 9.50% due
                                                8/15/2027                                     10,000,000       8,325,000
                     BB-    NR*    17,000,000   Veritas Capital Trust, 10% due
                                                1/01/2028                                     17,290,000      15,342,500
                                                                                          --------------  --------------
                                                                                             151,102,500     121,864,805

Food &                                          Chiquita Brands International Inc.:
Beverage--1.4%       B+     B1     25,000,000      9.125% due 3/01/2004                       24,585,625      25,562,500
                     B+     B1     20,000,000      10.25% due 11/01/2006                      19,881,400      21,200,000
                     CCC    B2     20,000,000   DGS International Finance Co.,
                                                10% due 6/01/2007                             20,068,200      12,275,000
                     B-     B2     24,000,000   International Home Foods, Inc.,
                                                10.375% due 11/01/2006                        24,000,000      26,100,000
                                                                                          --------------  --------------
                                                                                              88,535,225      85,137,500

Foreign              BB-    B2     12,500,000   Republic of Brazil, Global Bonds,
Government                                      10.125% due 5/15/2027                         10,406,250       8,343,750
Obligations--0.1%

Gaming--4.5%         BB-    B1     15,000,000   Boyd Gaming Corporation, 9.50%
                                                due 7/15/2007                                 14,848,500      14,850,000
                     B+     B2     37,000,000   GB Property Funding Corp., 10.875% due
                                                1/15/2004                                     35,072,500      23,125,000
                                                Grand Casinos Inc.:
                     BB     Ba3    20,000,000      10.125% due 12/01/2003                     19,837,500      21,800,000
                     B+     B2      5,000,000      9% due 10/15/2004                           5,000,000       5,637,500
                     BB+    Ba2    15,000,000   Harrah's Operating Co. Inc., 7.875% due
                                                12/15/2005                                    15,000,000      15,000,000
                     B+     B2     20,000,000   Hollywood Casino Corp., 12.75% due
                                                11/01/2003                                    19,343,005      21,200,000
                                                Jazz Casino Company, LLC:
                     NR*    NR*    25,909,565      5.867% due 11/15/2009++++                  12,390,592      12,047,948
                     NR*    NR*     2,524,830      Contingent Notes, due 11/15/2009 (a)                0               0
                     BB+    Ba2    25,000,000   Park Place Entertainment Corp.,
                                                7.875% due 12/15/2005                         25,000,000      25,156,250
                     B+     Ba3     4,000,000   Sun International Hotels Ltd.,
                                                8.625% due 12/15/2007                          4,000,000       4,100,000
                                                Trump Atlantic City
                                                Associates/Funding Inc.:
                     B      B1     32,900,000      11.25% due 5/01/2006                       32,297,942      29,116,500
                     BB-    B1     48,100,000      11.25% due 5/01/2006                       46,838,437      42,328,000
                                                Venetian Casino Resort LLC:
                     CCC+   Caa1   17,500,000      10% due 11/15/1999                         16,827,295      15,487,500
                     B-     B3     38,500,000      12.25% due 11/15/2004                      38,275,000      36,575,000
                                                                                          --------------  --------------
                                                                                             284,730,771     266,423,698




Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1998

SCHEDULE OF INVESTMENTS (continued)
                    S&P   Moody's       Face
Industries         Rating  Rating      Amount            Issue                                   Cost           Value

Bonds (continued)
Health Services--    B-     B3   $ 16,800,000   ALARIS Medical Systems, Inc.,
7.6%                                            9.75% due 12/01/2006                      $   16,994,312  $   17,220,000
                     B+     Ba3    47,725,000   Beverly Enterprises, Inc., 9%
                                                due 2/15/2006                                 46,845,487      48,679,500
                                                Columbia/HCA Healthcare Corp.:
                     BBB    Ba2     1,000,000      6.91% due 6/15/2005                           940,800         968,910
                     BBB    Ba2     8,460,000      8.85% due 1/01/2007                         8,980,882       8,903,642
                     BBB    Ba2    10,000,000      7.25% due 5/20/2008                         9,393,300       9,606,000
                     BBB    Ba2    14,150,000      8.70% due 2/10/2010                        14,502,652      14,816,748
                     BBB    Ba2    17,640,000      9% due 12/15/2014                          18,400,090      18,726,448
                     BBB    Ba2     2,500,000      7.50% due 12/15/2023                        2,258,750       2,244,450
                     BBB    Ba2    15,000,000      8.36% due 4/15/2024                        14,614,910      15,676,050
                     B-     B2     37,250,000   Extendicare Health Services,
                                                9.35% due 12/15/2007                          37,180,000      35,573,750
                     B+     Ba3    50,000,000   Fresenius Medical Capital Trust I,
                                                7.875% due 2/01/2008                          50,142,250      49,625,000
                     B+     Ba3    36,091,000   Fresenius Medical Care AG, 9%
                                                due 12/01/2006                                36,993,597      37,760,209
                     B-     B3     25,000,000   Kinetic Concepts, Inc., 9.625%
                                                due 11/01/2007                                25,153,750      24,062,500
                     B-     B3     50,000,000   Magellan Health Services Inc., 9%
                                                due 2/15/2008                                 49,996,875      44,250,000
                                                Mariner Post-Acute Network Inc.:
                     B-     B3     49,000,000      9.50% due 11/01/2007                       48,781,460      37,975,000
                     B-     B3      9,000,000      12.85% due 11/01/2007 (a)                   5,121,680       4,365,000
                     B      B2      5,000,000   Pharmerica Inc., 8.375% due 4/01/2008          5,000,000       4,525,000
                     CCC+   B2     20,000,000   Sun Health Care Group, Inc., 9.50% due
                                                7/01/2007                                     19,771,131      16,300,000
                                                Tenet Healthcare Corp.:
                     BB-    Ba3    30,000,000      8.625% due 1/15/2007                       29,968,200      31,350,000
                     BB-    Ba3    30,000,000      8.125% due 12/01/2008                      29,883,600      30,900,000
                                                                                          --------------  --------------
                                                                                             470,923,726     453,528,207

Home Builders--      BB+    Ba1    15,000,000   Greystone Homes Inc., 10.75%
0.8%                                            due 3/01/2004                                 14,115,000      15,900,000
                     BB-    B1     32,000,000   U.S. Home Corp., 8.88% due 8/15/2007          32,017,500      32,640,000
                                                                                          --------------  --------------
                                                                                              46,132,500      48,540,000

Hotels--1.1%                                    HMH Properties Inc.:
                     BB     Ba2     3,000,000      7.875% due 8/01/2005                        2,999,160       2,940,000
                     BB     Ba2    40,000,000      7.875% due 8/01/2008                       39,740,800      38,800,000
                     BB     Ba2     9,000,000      8.45% due 12/01/2008                        8,969,760       9,045,000
                                                Signature Resorts, Inc.:
                     BB-    B2     10,000,000      9.25% due 5/15/2006                        10,000,000       9,250,000
                     B      B3      5,000,000      9.75% due 10/01/2007                        5,000,000       4,150,000
                                                                                          --------------  --------------
                                                                                              66,709,720      64,185,000

Hotels &             B+     B2      4,000,000   Station Casinos, Inc., 9.75%
Casinos--0.1%                                   due 4/15/2007                                  3,741,745       4,200,000




Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1998

SCHEDULE OF INVESTMENTS (continued)
                    S&P   Moody's       Face
Industries         Rating  Rating      Amount            Issue                                   Cost           Value

Bonds (continued)
Independent                                     The AES Corporation:
Power                B+     Ba1  $ 30,000,000      10.25% due 7/15/2006                   $   30,000,000  $   32,550,000
Producers--2.8%      B+     Ba1    15,000,000      8.375% due 8/15/2007                       14,929,500      15,187,500
                     BB+    Ba2    30,000,000   CE Casecnan Water & Energy Co.,
                                                11.45% due 11/15/2005                         30,000,000      25,687,500
                     BB-    Ba2    46,000,000   Calpine Corporation, 8.75% due
                                                7/15/2007                                     46,206,325      46,690,000
                     NR*    Ba1    10,000,000   ESI Tractebal Acquisition Corp.,
                                                7.99% due 12/30/2011                          10,000,000       9,873,120
                                                Midland Cogeneration Venture Limited
                                                Partnership:
                     B      B2     11,250,000      11.75% due 7/23/2005                       11,310,000      13,048,875
                     B      B2      5,500,000      13.25% due 7/23/2006                        6,002,565       7,045,665
                     BB     Ba2    25,000,000   Monterrey Power, S.A. de C.V.,
                                                9.625% due 11/15/2009                         24,977,680      19,562,500
                                                                                          --------------  --------------
                                                                                             173,426,070     169,645,160

Industrial           CCC+   Caa1    9,500,000   Thermadyne Holdings Corp., 12.426%
Services--0.3%                                  due 6/01/2008 (a)                              5,598,955       4,560,000
                     CCC+   B3     12,000,000   Thermadyne Manufacturing LLC/Capital,
                                                9.875% due 6/01/2008                          11,905,680      11,340,000
                                                                                          --------------  --------------
                                                                                              17,504,635      15,900,000

Industrials--        B-     B3      3,100,000   American Skiing Co., 12% due 7/15/2006         3,235,625       3,239,500
0.3%                 BB+    Ba3    15,000,000   Protection One Alarm Monitoring, Inc.,
                                                8.125% due 1/15/2009                          15,000,000      15,075,000
                                                                                          --------------  --------------
                                                                                              18,235,625      18,314,500

Media &              BB-    B1     45,500,000   Comtel Brasileira Ltd., 10.75%
Communications--                                due 9/26/2004                                 44,682,550      35,831,250
International--                                 Globo Comunicacoes e Partcipacoes, Ltd.:
3.6%                 B+     B2     35,000,000      10.50% due 12/20/2006                      35,172,400      22,575,000
                     B+     B2     10,000,000      10.625% due 12/05/2008                      9,992,000       6,450,000
                                                Grupo Televisa, S.A. de C.V.:
                     BB     Ba2     2,500,000      11.375% due 5/15/2003                       2,637,500       2,475,000
                     BB     Ba2    40,000,000      11.875% due 5/15/2006                      43,002,187      40,000,000
                     BB     Ba2    14,000,000      11.369% due 5/15/2008 (a)                  11,282,757      10,395,000
                     B+     B2     27,000,000   Impsat Corp., 12.375% due 6/15/2008           27,000,000      23,355,000
                     B+     B2     15,000,000   Orion Network Systems, Inc., 11.25%
                                                due 1/15/2007                                 14,825,550      14,775,000
                                                Philippine Long Distance Telephone
                                                Company:
                     BB+    Ba2     9,600,000      10.625% due 6/02/2004                       9,988,000       9,534,336
                     BB     Ba2     8,500,000      9.875% due 8/01/2005                        8,512,500       8,380,686
                     BBB-   Ba3    40,000,000   Telefonica de Argentina S.A., 11.875%
                                                due 11/01/2004                                38,763,075      42,000,000
                                                                                          --------------  --------------
                                                                                             245,858,519     215,771,272




Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1998

SCHEDULE OF INVESTMENTS (continued)
                    S&P   Moody's       Face
Industries         Rating  Rating      Amount            Issue                                   Cost           Value

Bonds (continued)
Metals &             B-     Caa1 $ 20,000,000   AEI Resources Inc., 11.50%
Mining--2.9%                                    due 12/15/2006                            $   20,000,000  $   19,850,000
                     BB     Ba2    15,000,000   Great Central Mines Ltd.,
                                                8.875% due 4/01/2008                          15,000,000      15,075,000
                     CCC+   B2     50,000,000   Kaiser Aluminum & Chemical Corp.,
                                                12.75% due 2/01/2003                          51,088,125      49,000,000
                     B      B2     20,000,000   Metals USA Inc., 8.625% due 2/15/2008         19,900,000      18,450,000
                     BB-    Ba3    25,000,000   Murrin Murrin Holdings, Inc., 9.375%
                                                due 8/31/2007                                 24,845,000      22,125,000
                     B      B3     20,000,000   Ormet Corporation, 11% due 8/15/2008          19,996,250      18,500,000
                     B      B2     30,000,000   P & L Coal Holdings Corp., 9.625% due
                                                5/15/2008                                     29,914,200      30,450,000
                                                                                          --------------  --------------
                                                                                             180,743,575     173,450,000

Packaging--0.4%      B      B3      5,000,000   AEP Industries Inc., 9.875% due
                                                11/15/2007                                     4,961,200       5,062,500
                     B      B1     12,000,000   Silgan Corp., 9% due 6/01/2009                12,000,000      12,150,000
                     B+     Ba3    10,000,000   Vicap S.A., 11.375% due 5/15/2007              9,947,000       8,850,000
                                                                                          --------------  --------------
                                                                                              26,908,200      26,062,500

Paper & Forest       CCC+   Caa    21,000,000   APP Finance II Mauritius Ltd.,
Products--3.7%                                  12% (a)(f)                                    18,425,000      12,663,685
                     CCC+   Caa1   40,000,000   APP International Finance Co.,
                                                11.75% due 10/01/2005                         39,716,250      26,504,494
                     B      B3     55,000,000   Ainsworth Lumber Company, 12.50% due
                                                7/15/2007++++                                 53,710,610      55,000,000
                                                Container Corporation of America:
                     B-     B2     15,420,000      9.75% due 4/01/2003                        15,433,400      15,728,400
                     B-     B2     13,000,000      11.25% due 5/01/2004                       13,000,000      13,520,000
                                                Doman Industries Ltd.:
                     B+     B1     60,000,000      8.75% due 3/15/2004                        57,006,250      47,400,000
                     BB-    B1      5,000,000      9.25% due 11/15/2007                        5,000,000       3,725,000
                     CCC+   Caa    14,500,000   P.T. Indah Kiat International Finance,
                                                12.50% due 6/15/2006                          14,572,500       9,425,000
                     CCC+   Ba3    10,000,000   Pindo Deli Finance Mauritius, 10.75%
                                                due 10/01/2007                                 9,969,637       5,462,500
                     B-     B3     13,000,000   Riverwood International Corp., 10.25%
                                                due 4/01/2006                                 12,478,750      12,740,000
                     BB     Caa1   32,500,000   Tjiwi Kimia Finance Mauritius, 10% due
                                                8/01/2004                                     30,977,000      17,143,750
                                                                                          --------------  --------------
                                                                                             270,289,397     219,312,829

Product                                         AmeriServ Food Company:
Distribution--       B+     B1     14,000,000      8.875% due 10/15/2006                      14,000,000      13,020,000
1.3%                 B-     B3     42,000,000      10.125% due 7/15/2007                      42,000,000      36,540,000
                     B+     B3     12,000,000   Fleming Companies Inc., 10.50%
                                                due 12/01/2004                                11,930,280      11,400,000
                     CCC    B3     25,000,000   US Office Products Co., 9.75%
                                                due 6/15/2008                                 24,920,100      16,437,500
                                                                                          --------------  --------------
                                                                                              92,850,380      77,397,500

Publishing &         B      B1     10,000,000   American Lawyer Media Inc.,
Printing--0.7%                                  9.75% due 12/15/2007                          10,052,500      10,325,000
                                                Hollinger International, Inc.:
                     BB+    Ba3     5,000,000      8.625% due 3/15/2005                        4,975,000       5,275,000
                     BB-    B1     20,000,000      9.25% due 2/01/2006                        19,455,312      21,000,000
                     BB-    Ba3     7,250,000   Primedia Inc., 7.625% due 4/01/2008            7,208,312       7,141,250
                                                                                          --------------  --------------
                                                                                              41,691,124      43,741,250




Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1998

SCHEDULE OF INVESTMENTS (continued)
                    S&P   Moody's       Face
Industries         Rating  Rating      Amount            Issue                                   Cost           Value

Bonds (continued)
Real Estate--0.5%    BB-    Ba3  $ 30,000,000   Forest City Enterprises Inc.,
                                                8.50% due 3/15/2008                       $   30,213,750  $   30,000,000

Restaurants--        BB-    Ba3    27,000,000   Foodmaker, Inc., 9.75% due 11/01/2003         26,216,200      27,945,000
0.6%                 CCC    B3     15,000,000   Planet Hollywood International,
                                                Inc., 12% due 4/01/2005                       15,000,000       5,325,000
                                                                                          --------------  --------------
                                                                                              41,216,200      33,270,000

Specialty            NR*    NR*     9,827,000   Cumberland Farms, Inc. DE, 10.50% due
Retailing--0.2%                                 10/01/2003                                     9,201,104       9,777,865

Steel--4.0%          BB-    Ba2    25,000,000   A.K. Steel Holding Corp., 9.125%
                                                due 12/15/2006                                25,056,250      26,125,000
                     NR*    B2     95,000,000   CSN Iron S.A., 9.125% due 6/01/2007           89,758,750      58,900,000
                     BB     Ba3    20,000,000   Hysla, S.A. de C.V., 9.25% due 9/15/2007      19,872,930      15,450,000
                     B-     NR*    20,000,000   Renco Steel Holdings, Inc., 10.875% due
                                                2/01/2005                                     20,045,700      17,300,000
                     B+     B2     25,000,000   WCI Steel Inc., 10% due 12/01/2004            25,000,000      24,937,500
                     B      B3     25,000,000   WHX Corporation, 10.50% due 4/15/2005         25,000,000      23,375,000
                                                Weirton Steel Inc.:
                     B      B2      3,000,000      11.375% due 7/01/2004                       3,247,500       2,670,000
                     B      B2     23,000,000      10.75% due 6/01/2005                       22,413,750      20,700,000
                     BB-    Aaa    55,000,000   Wheeling-Pittsburgh Steel Corp.,
                                                9.25% due 11/15/2007                          54,776,725      51,700,000
                                                                                          --------------  --------------
                                                                                             285,171,605     241,157,500

Supermarkets--                                  Pueblo Xtra International Inc.:
0.4%                 B-     B3      3,000,000      9.50% due 8/01/2003                         2,766,809       2,850,000
                     B-     B3     21,075,000      9.50% due 8/01/2003                        19,460,250      20,232,000
                                                                                          --------------  --------------
                                                                                              22,227,059      23,082,000

Telephony--          B-     Caa1    5,500,000   Esprit Telecom Group PLC, 10.875% due
Competitive                                     6/15/2008                                      5,385,000       5,596,250
Local Exchange       B      B2     15,500,000   Intermedia Communications Inc.,
Carriers--3.0%                                  8.60% due 6/01/2008                           15,500,000      14,802,500
                     B      B3     29,000,000   Level 3 Communications, Inc.,
                                                9.125% due 5/01/2008                          28,693,300      28,782,500
                     B      B3      3,000,000   MetroNet Communications Corp.,
                                                12.042% due 6/15/2008 (a)                      1,647,379       1,852,500
                     B      B3     43,000,000   Nextlink Communications Inc., 9%
                                                due 3/15/2008                                 42,913,140      40,635,000
                                                RSL Communications PLC:
                     B-     B2     46,000,000      9.125% due 3/01/2008                       46,000,000      42,550,000
                     B-     B2     72,000,000      10.125% due 3/01/2008 (a)                  47,730,551      41,580,000
                     CCC    Caa1    3,000,000   Teligent, Inc., 12.122% due
                                                3/01/2008 (a)                                  1,799,819       1,500,000
                                                                                          --------------  --------------
                                                                                             189,669,189     177,298,750

Textiles--1.0%       B      B3     25,000,000   Galey & Lord Inc., 9.125% due 3/01/2008       24,718,750      21,875,000
                     B      B2     18,750,000   Polymer Group Inc., 8.75% due 3/01/2008       18,750,000      18,515,625
                                                Polysindo International Finance Co.:
                     NR*    NR*     7,500,000      8.648% due 2/12/1999                        4,200,000         562,500
                     D      Caa    45,600,000      11.375% due 6/15/2006                      44,674,000      14,706,000
                     D      Caa2   14,250,000      9.375% due 7/30/2007                        9,930,000       4,595,625
                                                                                          --------------  --------------
                                                                                             102,272,750      60,254,750




Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1998

SCHEDULE OF INVESTMENTS (continued)
                    S&P   Moody's       Face
Industries         Rating  Rating      Amount            Issue                                   Cost           Value

Bonds (continued)
Transportation--     BB-    NR*  $ 45,000,000   Autopistas del Sol S.A., 10.25%
4.6%                                            due 8/01/2009                             $   44,935,000  $   34,200,000
                     BB-    Ba3    20,000,000   Cathay International Ltd.,
                                                13% due 4/15/2008                             20,000,000       7,700,000
                     BB-    Ba2    25,000,000   Eletson Holdings, Inc., 9.25%
                                                due 11/15/2003                                24,472,500      23,875,000
                                                GS Superhighway Holdings:
                     BB     Ba2    43,000,000      9.875% due 8/15/2004                       37,956,250      20,747,500
                     BB     Ba3    49,000,000      10.25% due 8/15/2007                       47,933,550      23,152,500
                     BB     Ba2    20,000,000   Gearbulk Holding, Ltd., 11.25%
                                                due 12/01/2004                                20,518,750      21,000,000
                     B+     B1     40,000,000   Hvide Marine Inc., 8.375% due
                                                2/15/2008                                     39,872,500      32,200,000
                     B+     B2     25,000,000   TFM, S.A. de C.V., 11.786%
                                                due 6/15/2009 (a)                             16,824,363      11,687,500
                                                Transportacion Maritima Mexicana,
                                                S.A. de C.V.:
                     BB-    Ba3    20,000,000      9.25% due 5/15/2003                        17,092,750      16,600,000
                     BB-    Ba3    31,800,000      10% due 11/15/2006                         31,387,250      26,155,500
                     B-     B3     60,606,000   Transtar Holdings LP, Series B,
                                                11.892% due 12/15/2003 (a)                    54,931,050      58,484,790
                                                                                          --------------  --------------
                                                                                             355,923,963     275,802,790

Utilities--4.1%      NR*    NR*    20,000,000   Companhia de Saneamento Basico
                                                do Estado de Sao-Paulo, 10%
                                                due 7/28/2005                                 20,000,000      13,650,000
                     BB+    Baa3   10,000,000   Empresa Electricidad del Norte,
                                                10.50% due 6/15/2005                          10,000,000       6,850,000
                     NR*    B2     70,000,000   Espirito Santo-Escelsa, 10% due
                                                7/15/2007                                     69,476,250      43,050,000
                     BB     NR*    37,000,000   Inversora de Electrica, 9% due
                                                9/16/2004                                     36,895,000      27,380,000
                     BBB-   Ba3    40,000,000   Metrogas S.A., 12% due 8/15/2000              40,031,875      41,400,000
                     NR*    NR*    15,083,104   Sunflower Electric Power Corp., 8% due
                                                12/31/2016++                                   9,894,089       9,766,310
                     BBB-   Baa3   41,210,400   Trans Gas de Occidente, 9.79%
                                                due 11/01/2010++                              41,283,990      33,978,263
                                                Tucson Electric & Power Co.++:
                     NR*    NR*    34,947,781      10.21% due 1/01/2009                       33,168,609      40,768,684
                     NR*    NR*    21,759,590      10.732% due 1/01/2013                      20,606,895      26,090,183
                                                                                          --------------  --------------
                                                                                             281,356,708     242,933,440

Waste                BB     Ba2    25,000,000   Allied Waste North America,
Management--                                    7.625% due 1/01/2006                          25,000,000      25,250,000
0.9%                 D      Ca     23,700,000   Mid-American Waste Systems, Inc.,
                                                12.25% due 2/15/2003                           8,468,189         829,500
                     B+     B2     29,000,000   Safety-Kleen Services, 9.25%
                                                due 6/01/2008                                 29,000,000      30,015,000
                                                                                          --------------  --------------
                                                                                              62,468,189      56,094,500

Wireless             CCC+   B2     13,000,000   Cencall Communications Corporation,
Communications--                                9.037% due 1/15/2004 (a)                      12,980,906      12,740,000
Domestic Paging &    BB+    Ba3    48,050,000   Comcast Cellular Communications,
Cellular--4.7%                                  Inc., 9.50% due 5/01/2007                     48,846,375      51,173,250
                     CCC+   B3     10,000,000   Metrocall, Inc., 9.75% due 11/01/2007         10,000,000       9,600,000
                     D      C      50,500,000   Mobilemedia Communication, Inc.,
                                                11.58% due 12/01/2003 (a)                     20,630,116       5,807,500
                                                Nextel Communications Inc. (a):
                     CCC+   B2     73,500,000      12.21% due 8/15/2004                       64,465,524      71,295,000
                     CCC+   B2     30,000,000      10.147% due 10/31/2007                     20,247,387      18,300,000
                     CCC+   B2     25,000,000      9.987% due 2/15/2008                       16,719,443      14,937,500
                     NR*    Caa2   29,000,000   Page Mart Inc., 11.25% due 2/01/2008 (a)      18,561,601      13,485,000
                     B      B2     70,000,000   Paging Network, Inc., 10% due
                                                10/15/2008                                    69,756,250      66,500,000
                     NR*    NR*     3,250,000   Pinnacle Holdings Inc., 10%
                                                due 3/15/2008 (a)                              2,158,065       1,909,375
                     B-     B3     15,000,000   Western Wireless Corp., 10.50%
                                                due 2/01/2007                                 15,062,500      15,975,000
                                                                                          --------------  --------------
                                                                                             299,428,167     281,722,625




Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1998

SCHEDULE OF INVESTMENTS (continued)
                    S&P   Moody's       Face
Industries         Rating  Rating      Amount            Issue                                   Cost           Value

Bonds (concluded)
Wireless             B      B3   $ 11,000,000   CTI Holdings S.A., 11.50% due
Communications--                                4/15/2008 (a)                             $    6,816,051  $    5,005,000
International        B+     B3     56,472,000   Comunicacion Celular S.A., 12.68%
Paging &                                        due 11/15/2003 (a)(e)                         43,287,795      37,130,340
Cellular--2.3%       CCC+   Caa1   26,000,000   McCaw International Ltd., 12.265%
                                                due 4/15/2007 (a)                             17,839,302      14,235,000
                     B-     B3     90,000,000   Millicom International Cellular S.A.,
                                                13.39% due 6/01/2006 (a)                      65,897,244      63,000,000
                     CCC+   Caa1   33,000,000   Nextel International, Inc., 12.125%
                                                due 4/15/2008 (a)                             19,941,806      15,015,000
                     CCC+   Caa1   13,000,000   Telesystems International Wireless
                                                Inc., 11.382% due 6/30/2007 (a)                9,292,775       5,720,000
                                                                                          --------------  --------------
                                                                                             163,074,973     140,105,340

                                                Total Investments in
                                                Bonds--94.5%                               6,470,858,782   5,641,489,584

                                       Shares
                                        Held

Preferred Stocks

Broadcasting--Radio &                   5,348   Cumulus Media Inc.                             5,359,655       5,722,360
Television--0.1%

Cable--Domestic--0.3%                 143,904   CSC Holdings Inc.++++                         10,690,930      16,081,272

Cable--International--0.4%             24,416   NTL Inc.++++                                  24,804,333      25,942,000

Conglomerates--0.3%                     3,100   Eagle-Picher Holdings                         17,686,590      15,732,500

Energy--0.0%                          465,596   TCR Environmental Corp.
                                                (Class B)(Convertible)                            27,936          27,936
                                      256,078   TCR Environmental Corp.
                                                (Class C)(Convertible)                            14,340          14,340
                                      675,114   TCR Environmental Corp.
                                                (Class D)(Convertible)                            35,781          35,781
                                    1,396,787   TCR Environmental Corp.
                                                (Class E)(Convertible)                            87,998          87,998
                                                                                          --------------  --------------
                                                                                                 166,055         166,055

Financial Services--0.5%            1,230,000   California Federal Bank (Series A)            30,815,000      31,134,375

Product Distribution--0.2%            265,847   Nebco Evans Holding Co.++++                   26,137,919      13,358,812

Publishing &                          292,500   Primedia Inc.                                 29,109,500      28,226,250
Printing--0.7%                        125,000   Primedia Inc. (Series D)                      12,500,000      13,062,500
                                                                                          --------------  --------------
                                                                                              41,609,500      41,288,750

Telephony--Competitive                 12,726   Intermedia Communications Inc.
Local Exchange Carriers--0.2%                   (Series B)(Convertible)                       13,062,259      12,869,168

Utilities--0.1%                         5,000   Crown Castle International Corp.++++           5,000,000       5,001,250
                                            2   El Paso Electric Company++++                         219             214
                                                                                          --------------  --------------
                                                                                               5,000,219       5,001,464

Wireless Communications--              21,740   Nextel Communications Inc.++++                21,718,160      19,620,350
Domestic Paging &                      23,416   Nextel Communications Inc.
Cellular--0.8%                                  (Series D)++++                                23,766,315      24,001,400
                                        6,288   Rural Cellular Corp.++++                       6,189,680       5,863,560
                                                                                          --------------  --------------
                                                                                              51,674,155      49,485,310

                                                Total Investments in
                                                Preferred Stocks--3.6%                       227,006,615     216,782,066




Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1998

SCHEDULE OF INVESTMENTS (continued)
                                       Shares
Industries                              Held             Issue                                   Cost           Value

Common Stocks
Cable--Domestic--0.1%                   2,887   CS Wireless Systems Inc.                  $       20,336  $          650
                                       87,500   Echostar Communications Corp. (Series A)         621,482       4,246,484
                                                                                          --------------  --------------
                                                                                                 641,818       4,247,134

Energy--0.2%                          914,710   Chi Energy Inc. (Series B)                    14,284,292      12,348,585
                                        8,176   Pioneer Natural Resources Co.                    199,648          71,540
                                                                                          --------------  --------------
                                                                                              14,483,940      12,420,125

Entertainment--0.2%                 1,184,150   On Command Corporation                        51,280,002      10,768,364

Gaming--0.0%                          732,105   JCC Holding Company (Class A)                  2,928,420       2,470,854

Wireless Communications--             170,421   Nextel Communications Inc.                     2,749,981       4,031,522
Domestic Paging & Cellular--0.1%

                                                Total Investments in
                                                Common Stocks--0.6%                           72,084,161      33,937,999

Trusts & Warrants

Cable--Domestic--0.0%                 177,500   American Telecasting, Inc. (Warrants)(b)         413,723           2,219
                                       25,000   People's Choice T.V. Corp. (Warrants)(b)         140,353          12,625
                                       50,338   Wireless One Inc. (Warrants)(b)                1,063,139             503
                                                                                          --------------  --------------
                                                                                               1,617,215          15,347

Cable--International--0.0%             45,000   UIH Australia/Pacific (Warrants)(b)              540,000          45,000
                                       50,000   United International Holdings, Inc.
                                                (Warrants)(b)                                  1,418,645         750,000
                                                                                          --------------  --------------
                                                                                               1,958,645         795,000

Computer Services--                     7,000   Splitrock Services Inc. (Warrants)(b)             77,000          77,000
Electronics--0.0%

Energy--0.0%                           74,562   Chi Energy Inc. (Series B)(Warrants)(b)           74,562         111,843
                                       48,400   Chi Energy Inc. (Series C)(Warrants)(b)           48,400          72,600
                                                                                          --------------  --------------
                                                                                                 122,962         184,443

Entertainment--0.1%                   385,661   On Command Corporation (Warrants)(b)           3,033,504       1,422,125

Gaming--0.0%                            7,550   Goldriver Hotel & Casino Corp.,
                                                Liquidating Trust                                192,320               0
                                      113,386   Trump Castle Funding, Inc. (Warrants)(b)               0               0
                                                                                          --------------  --------------
                                                                                                 192,320               0

Media & Communications--               15,000   Orion Network Systems, Inc. (Warrants)(b)        174,450         161,250
International--0.0%

Wireless Communications--              57,040   Page Mart Inc. (Warrants)(b)                     236,127         178,250
Domestic Paging & Cellular--0.0%

Wireless Communications--              53,472   Comunicacion Celular S.A. (Warrants)(b)          109,680          23,394
International Paging & Cellular--0.0%

                                                Total Investments in
                                                Trusts & Warrants--0.1%                        7,521,903       2,856,809



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
December 31, 1998

SCHEDULE OF INVESTMENTS (concluded)
                                       Shares
Industries                              Held             Issue                                   Cost           Value

Short-Term Securities
Commercial Paper***--2.6%        $ 22,000,000   Apreco Inc., 5.55% due 1/06/1999          $   21,993,217  $   21,993,217
                                                du Pont (E.I.) de Nemours and Company:
                                   25,000,000      5.16% due 1/11/1999                        24,974,917      24,974,917
                                   25,000,000      5.19% due 1/11/1999                        24,974,771      24,974,771
                                   10,927,000   General Electric Capital Corp.,
                                                5% due 1/04/1999                              10,927,000      10,927,000
                                   25,000,000   Greyhawk Capital Corp., 5.40% due
                                                1/12/1999                                     24,970,000      24,970,000
                                   30,000,000   Lexington Parker Capital Co. LLC,
                                                5.58% due 1/06/1999                           29,990,700      29,990,700
                                   18,000,000   Variable Funding Capital, 5.65%
                                                due 1/04/1999                                 18,000,000      18,000,000
                                                                                          --------------  --------------
                                                                                             155,830,605     155,830,605

US Government Agency                   96,000   Federal Home Loan Mortgage Corp.,
Obligations***--0.0%                            4.70% due 1/04/1999                               96,000          96,000

                                                Total Investments in
                                                Short-Term Securities--2.6%                  155,926,605     155,926,605


Total Investments--101.4%                                                                 $6,933,398,066   6,050,993,063
                                                                                          ==============
Liabilities in Excess of Other Assets--(1.4%)                                                                (81,969,989)
                                                                                                          --------------
Net Assets--100.0%                                                                                        $5,969,023,074
                                                                                                          ==============


Net Asset      Class A--Based on net assets of $911,001,781 and 130,925,698 shares outstanding            $         6.96
Value:                                                                                                    ==============
               Class B--Based on net assets of $4,161,056,783 and 597,861,307 shares outstanding          $         6.96
                                                                                                          ==============
               Class C--Based on net assets of $493,327,766 and 70,833,998 shares outstanding             $         6.96
                                                                                                          ==============
               Class D--Based on net assets of $403,636,744 and 57,971,823 shares outstanding             $         6.96
                                                                                                          ==============



  ++Subject to principal paydowns.
++++Represents a pay-in-kind security which may pay
    interest/dividends in additional face/shares.
   *Not Rated.
  **Industry classifications for convertible bonds are: (1) Health
    Services; (2) Transportation Services.
 ***Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Portfolio.
 (a)Represents a zero coupon or step bond; the interest rate shown is the effective yield at the time of purchase by the Portfolio.
 (b)Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock/face amount of bonds and are non-income producing. The purchase price and number of shares/face amount are subject to adjustment under certain conditions until the expiration date.
 (c)Each $1,000 face amount contains one warrant of Splitrock
    Services Inc.
 (d)Each $1,000 face amount contains one warrant of Australis Media
    Ltd.
 (e)Each $1,000 face amount contains one warrant of Comunicacion
    Celular S.A.
 (f)The security is a perpetual bond and has no definite maturity date.
 (g)Represents a step bond. Coupon payments are paid-in-kind, in which the Portfolio receives additional face amount at an annual rate of 1.75% until May 15, 2000. Subsequently, the Portfolio will receive cash coupon payments at an annual rate of 15.75% until maturity.



INVESTMENT GRADE PORTFOLIO AND INTERMEDIATE TERM PORTFOLIO
MERRILL LYNCH CORPORATE BOND FUND, INC.
BEGINS HERE




INVESTMENT GRADE
PORTFOLIO &
INTERMEDIATE
TERM PORTFOLIO

Merrill Lynch
Corporate Bond Fund, Inc.





FUND LOGO




Quarterly Report

December 31, 1998




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch
Corporate Bond Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper




Investment Grade Portfolio & Intermediate Term Portfolio


TO OUR SHAREHOLDERS

During 1998, stock and bond market volatility reflected shifting investor perceptions regarding global economic prospects. Investor optimism early in the year gave way to expectations of deteriorating corporate profits and signs of a weakening economy by late summer. Further concerns arose from the precarious state of the Russian and other emerging market economies. As a result, world stock markets declined in the third quarter of 1998. At the same time, the uncertain economic picture and the resulting flight to quality by investors pushed the 30-year US Treasury bond to record low yields. Yields also declined in sovereign bond markets of other major industrialized countries. In contrast, corporate bonds, mortgage-backed securities and emerging markets debt underperformed Treasury securities by a wide margin.

The US Federal Reserve Board and other central banks responded to the uncertain economic outlook through a series of monetary policy easings that served to restore investor confidence as 1998 drew toward a close. Stock markets around the world rallied, with the total returns for the unmanaged Standard & Poor's 500 Index rising 21.3% and the unmanaged Morgan Stanley Capital International World Index (Ex-US) increasing 20.5% during the fourth quarter of 1998. However, as 1999 began, uncertainty regarding global economic prospects again began to cloud the investment outlook. At the same time, with stronger-than-expected economic results, prospects dimmed for further Federal Reserve Board monetary policy easings in the near future. The notable exception to the more subdued investment outlook in the United States was the unprecedented popularity of Internet-related stocks.

The weakening of the US dollar relative to the Japanese yen was one of the year's more surprising developments. Since a stronger yen would have a negative impact on the important export sector of Japan's fragile economy, the Japanese central bank intervened in the currency markets in January. For the overall global economy, the deepening recession in Japan is of great concern. At the same time, the difficulties in emerging economies such as Russia and Brazil remain. Furthermore, progress in easing strains within the global financial system would likely provide an important element of stability to the volatile investment environment.


Portfolio Strategy
Although the Federal Reserve Board aggressively moved to lower short-term interest rates during the final quarter of 1998, the overall trend in US interest rates was an upward flattening shift in the entire US Treasury yield curve, with the five-year sector impacted the most. During the quarter ended December 31, 1998, fixed-income markets exhibited a significant degree of volatility, with yield spread relationships among the various types of bonds fluctuating with shifting market conditions. In the investment-grade corporate bond market, yield spreads relative to US Treasury securities initially widened because of the overwhelming pressure arising from the global liquidity crisis and the deleveraging of financial markets. This was followed by the renarrowing of yield spreads as a result of the easings by the Federal Reserve Board. By the end of the quarter, yield spread relationships had retraced approximately 60% from their widest levels reached during 1998.

With the flight to quality that occurred in the second half of 1998, there was a significant increase in cash inflows into the Investment Grade and Intermediate Term Portfolios as investors sought higher-quality investment alternatives. We invested these assets primarily in the US Treasury market to help insulate the Portfolios against widening yield spreads and declining market liquidity. At this point, we decided to reduce each Portfolio's exposure to the financial services sector as well as to commodity-based companies that might experience problems, as resource rich, cash-strapped countries flooded the market with those commodities.


Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
December 31, 1998


During the December quarter, we maintained our underweighted positions in high-end retailers and money center banks in both Portfolios. Also, we added to our existing positions in discount retailers, telecommunication providers, diversified regional banks and utilities. Following the first two of three Federal Reserve Board easings, we decided to focus on the asset reallocation process in late October and sought to take advantage of the very attractive opportunities that had developed in the corporate bond market. Since liquidity was still a concern, we limited our new investments to the larger, higher-rated issues. The strategy of selling US Treasury positions in favor of corporate securities proved correct as corporate yield spreads tightened approximately 30 basis points--60 basis points (0.30%--0.60%) on average across the investment-grade universe. Recent additions to one or both Portfolios included:
Associates Corp. N.A., Anheuser-Busch Cos., Inc., McDonald's Corp., Raytheon Co., Lucent Technologies Inc., Motorola Inc., Coca-Cola Enterprises Inc., Canadian Government Bonds and Tyco International Group S.A.

The US Treasury market lost momentum after the November Federal Open Market Committee meeting, indicating a shift from an easing bias to a neutral posture. As a result, the US Treasury market sold off during the third week of December, although the backup was short-lived as investors quickly found value in the higher yields that developed. Throughout this period, we maintained the duration of both Portfolios in the 5.9-year--6.0-year range, which was consistent with the duration of the unmanaged Merrill Lynch Corporate Master Index.

Looking ahead, we expect the financial markets to remain extremely volatile with liquidity remaining at a premium. Although we do not expect the US economy to enter a deep recessionary environment, we believe that the Federal Reserve Board will move back to a more accommodative posture as we head into the second quarter of 1999 and the domestic economy begins to slow. The Federal Reserve Board is clearly concerned about the global credit crunch that has developed as well as the negative implications that could arise as the global financial markets deleverage. However, the US Treasury market may well come under near-term pressure as investors focus on the newly launched euro and the recent strength in the yen relative to the US dollar. Accordingly, we will continue to emphasize liquidity and high-quality issues in both Portfolios' investment strategies.


In Conclusion
We appreciate your ongoing investment in Investment Grade and Intermediate Term Portfolios of Merrill Lynch Corporate Bond Fund, Inc., and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Christopher G. Ayoub)
Christopher G. Ayoub
Senior Vice President and Portfolio Manager



(Jay C. Harbeck)
Jay C. Harbeck
Senior Vice President and Portfolio Manager



January 29, 1999



As of January 29, 1999, Jay C. Harbeck retired as Senior Vice
President and Portfolio Manager of Investment Grade Portfolio and
Intermediate Term Portfolio of Merrill Lynch Corporate Bond Fund,
Inc. His colleagues at Merrill Lynch Asset Management, L.P. join the Fund's Board of Directors in wishing Mr. Harbeck well in his retirement.




Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
December 31, 1998



PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees for Investment Grade Portfolio. Intermediate Term Portfolio incurs a maximum initial sales charge (front-end load) of 1% and bears no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year for Investment Grade Portfolio. Intermediate Term Portfolio is subject to a maximum contingent deferred sales charge of 1% if redeemed within one year of purchase. In addition, Investment Grade Portfolio is subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. Intermediate Term Portfolio is subject to a 0.25% distribution fee and a 0.25% account maintenance fee. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25% for Investment Grade Portfolio. Intermediate Term Portfolio is subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee) for Investment Grade Portfolio. Intermediate Term Portfolio incurs a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Average Annual Total Return--Investment Grade Portfolio

                                     % Return Without % Return With
                                       Sales Charge   Sales Charge**

Class A Shares*

Year Ended 12/31/98                        +8.10%         +3.78%
Five Years Ended 12/31/98                  +6.37          +5.50
Ten Years Ended 12/31/98                   +8.89          +8.45

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 12/31/98                        +7.27%         +3.27%
Five Years Ended 12/31/98                  +5.56          +5.56
Ten Years Ended 12/31/98                   +8.06          +8.06

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 12/31/98                        +7.22%         +6.22%
Inception (10/21/94)
through 12/31/98                           +8.32          +8.32

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/98                        +7.83%         +3.52%
Inception (10/21/94)
through 12/31/98                           +8.94          +7.88

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
December 31, 1998


PERFORMANCE DATA (concluded)


Average Annual Total Return--Intermediate Term Portfolio


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/98                        +7.38%         +6.31%
Five Years Ended 12/31/98                  +6.31          +6.10
Ten Years Ended 12/31/98                   +8.65          +8.54

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.



                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 12/31/98                        +6.83%         +5.83%
Five Years Ended 12/31/98                  +5.76          +5.76
Inception (11/13/92)
through 12/31/98                           +6.74          +6.74

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 12/31/98                        +6.74%         +5.74%
Inception (10/21/94)
through 12/31/98                           +8.10          +8.10

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/98                        +7.28%         +6.20%
Inception (10/21/94)
through 12/31/98                           +8.58          +8.32

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


Recent Performance Results*
                                                                                               Ten Years/       Standardized
                                                               12 Month         3 Month     Since Inception     30-day Yield
                                                             Total Return     Total Return    Total Return     As of 12/31/98
Investment Grade Portfolio Class A Shares**                      +8.10%           +0.55%         +134.37%            5.48%
Investment Grade Portfolio Class B Shares**                      +7.27            +0.35          +117.19             4.94
Investment Grade Portfolio Class C Shares**                      +7.22            +0.34          + 39.83             4.89
Investment Grade Portfolio Class D Shares**                      +7.83            +0.49          + 43.21             5.24
Intermediate Term Portfolio Class A Shares***                    +7.38            +0.19          +129.18             5.39
Intermediate Term Portfolio Class B Shares***                    +6.83            +0.06          + 49.20             4.93
Intermediate Term Portfolio Class C Shares***                    +6.74            -0.03          + 38.61             4.93
Intermediate Term Portfolio Class D Shares***                    +7.28            +0.16          + 41.24             5.29

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date.
 **The Portfolio's ten-year/since inception periods are Class A &
   Class B Shares, ten years ended 12/31/98 and Class C & Class D Shares, from 10/21/94 to 12/31/98.
***The Portfolio's ten-year/since inception periods are: Class A
   Shares, for the ten years ended 12/31/98; Class B Shares, from 11/13/92 to 12/31/98; and Class C & Class D Shares, from 10/21/94 to 12/31/98.


Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
December 31, 1998


SCHEDULE OF INVESTMENTS
               S&P     Moody's      Face
Industries    Rating    Rating     Amount                     Issue                            Cost            Value

Bonds & Notes                                                                                  Investment Grade Portfolio
US Government                                United States Treasury Bonds & Notes:
Obligations--   AAA     Aaa     $ 3,000,000    5.50% due 3/31/2000                       $    2,998,242    $    3,029,520
4.1%            AAA     Aaa       1,250,000    5.25% due 8/15/2003                            1,298,535         1,281,838
                AAA     Aaa       1,500,000    5.875% due 2/15/2004                           1,533,281         1,582,500
                AAA     Aaa       3,000,000    7.50% due 2/15/2005                            3,280,781         3,435,000
                AAA     Aaa       8,500,000    4.75% due 11/15/2008                           8,456,562         8,566,385
                AAA     Aaa      12,600,000    6.125% due 11/15/2027                         14,121,813        14,104,062
                AAA     Aaa      22,000,000    5.50% due 8/15/2028                           23,299,375        23,027,840
                AAA     Aaa      10,000,000    5.25% due 11/15/2028                          10,403,125        10,237,500
                                                                                         --------------    --------------
                                                                                             65,391,714        65,264,645


Asset-Backed    AAA     Aaa      15,000,000  Aames Financial Corp., 6.46% due 5/15/2028      14,995,313        15,154,688
Securities++    AAA     Aaa       4,000,000  Aames Mortgage Trust, Series 1998-C,
--5.6%                                       Class A2A, 5.912% due 9/15/2028++++              4,000,000         4,002,040
                NR+++   Baa2      2,000,000  Bistro Trust 1998-1000, 6.58% due 3/26/2001      1,999,920         2,029,360
                AAA     Aaa      10,000,000  Citibank Credit Card Master Trust I, 5.364%
                                             due 12/10/2008++++                               9,996,100         9,730,200
                AAA     Aaa       5,000,000  Conti Mortgage, 1998-3-A10, 5.84% due
                                             5/15/2016                                        4,998,955         4,980,750
                A       A2        9,000,000  First Dominion Funding I, 5.71% due
                                             7/10/2013++++                                    8,966,133         8,460,000
                AAA     Aaa       6,039,066  First Greensboro, 6.55% due 12/25/2029           6,039,066         6,005,097
                AAA     Aaa       7,365,351  GMAC Grantor Trust, 6.50% due 4/15/2002          7,363,297         7,429,208
                AAA     Aaa      12,000,000  IMC-Home Equity, 6.36% due 8/20/2022++++        11,997,673        12,113,040
                                             The Money Store Home Equity Trust:
                AAA     Aaa      11,000,000    6.13% due 12/15/2000                          11,000,000        11,012,870
                AAA     Aaa       8,850,000    6.225% due 9/15/2023                           8,848,685         8,905,135
                                                                                         --------------    --------------
                                                                                             90,205,142        89,822,388


Banking--10.4%                               BB&T Corporation:
                BBB+    A3        6,250,000    7.25% due 6/15/2007                            6,220,813         6,817,563
                BBB+    A3       12,000,000    6.375% due 6/30/2025                          12,050,880        12,253,680
                A+      Aa2       3,000,000  BankAmerica Corp., 6.65% due 5/01/2001           2,997,090         3,081,780
                A+      Aa3      10,000,000  First Bank System, Inc., 6.375% due
                                             3/15/2001                                        9,919,862        10,202,300
                A-      A2       11,000,000  First Union Corporation, 6.30% due
                                             4/15/2028++++                                   10,958,420        11,152,801
                BBB+    a1        5,500,000  First Union Institutional Capital I,
                                             8.04% due 12/01/2026                             5,835,280         6,057,535
                BBB+    a2        4,750,000  Fleet Capital Trust II, 7.92% due
                                             12/11/2026                                       4,690,720         5,274,875
                                             HSBC Americas Inc.:
                A-      A3        6,000,000    7% due 11/01/2006                              5,949,600         6,283,080
                BBB+    a2       14,000,000    7.808% due 12/15/2026                         13,838,440        13,356,406
                A-      A2        2,000,000  Key Bank USA N.A., 7.55% due 9/15/2006           2,170,940         2,210,980
                BBB+    A2        5,000,000  KeyCorp, 7.50% due 6/15/2006                     5,401,050         5,523,600
                BBB     a1       16,400,000  KeyCorp Capital I, 6.427% due 7/01/2028++++     16,235,016        15,812,880
                BBB+    Baa1     13,750,000  MBNA America Bank N.A., 5.543% due
                                             6/10/2004++++                                   13,537,838        13,081,063
                A-      a2        6,000,000  Mellon Capital I, 7.72% due 12/01/2026           6,000,000         6,493,260
                                             Mellon Financial Co.:
                A+      A2        3,500,000    5.75% due 11/15/2003                           3,493,525         3,524,255
                A       A3        5,250,000    6.375% due 2/15/2010                           5,258,138         5,516,385
                                             NationsBank Corp.:
                A+      Aa2       6,000,000    5.75% due 3/15/2001                            5,979,480         6,051,000
                A       Aa3       1,300,000    6.50% due 8/15/2003                            1,336,075         1,345,084
                A+      Aa2       3,000,000    6.125% due 7/15/2004                           3,068,640         3,069,180
                A+      Aa2       7,750,000    6.375% due 5/15/2005                           7,876,223         8,055,738


Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
December 31, 1998


SCHEDULE OF INVESTMENTS (continued)
               S&P     Moody's      Face
Industries    Rating    Rating     Amount                     Issue                            Cost            Value

Bonds & Notes (continued)                                                                      Investment Grade Portfolio
Banking                                      Norwest Corp.:
(concluded)     A+      Aa3     $ 3,500,000    6.75% due 5/12/2000                       $    3,494,785    $    3,566,290
                A       A1        5,000,000    6.625% due 3/15/2003                           5,104,650         5,206,950
                BBB+    A3       11,200,000  Washington Mutual Bank, 9.875% due
                                             6/15/2001                                       12,414,640        12,243,280
                                                                                         --------------    --------------
                                                                                            163,832,105       166,179,965

Canadian        AA+     Aa2       2,000,000  Province of Alberta, 4.875% due
Provinces*--                                 10/29/2003 (1)                                   1,993,080         1,975,660
1.7%            AA      Aa2       6,000,000  Province of British Columbia, 5.375%
                                             due 10/29/2008 (1)                               5,968,860         5,988,360
                AA-     Aa3       2,500,000  Province of Manitoba, 5.50% due
                                             10/01/2008 (1)                                   2,484,050         2,523,025
                AA-     Aa3       8,200,000  Province of Ontario, 5.50% due
                                             10/01/2008 (1)                                   8,151,456         8,231,570
                                             Province of Quebec (1):
                A+      A2        6,000,000    8.80% due 4/15/2003                            6,774,360         6,732,780
                A+      A2        1,500,000    7.125% due 2/09/2024                           1,562,415         1,637,880
                                                                                         --------------    --------------
                                                                                             26,934,221        27,089,275

Finance--3.4%                                Associates Corp. N.A.:
                AA-     Aa3      10,500,000    5.75% due 11/01/2003                          10,495,905        10,594,185
                AA-     Aa3       2,750,000    6.95% due 11/01/2018                           2,733,830         2,930,345
                A       A2        9,500,000  Beneficial Corporation, 6.80% due
                                             9/16/2003                                        9,500,000         9,850,436
                A       Aa3       1,250,000  CIT Capital Trust I, 7.70% due 2/15/2027         1,244,300         1,306,141
                                             Commercial Credit Co.:
                A+      Aa3       5,000,000    6.45% due 7/01/2002                            5,009,800         5,149,650
                A+      Aa3       2,000,000    6.125% due 12/01/2005                          2,049,240         2,040,780
                A+      Aa3       6,850,000    6.75% due 7/01/2007                            7,046,869         7,308,197
                A+      Aa3       1,800,000    6.25% due 1/01/2008                            1,836,846         1,863,288
                                             Finova Capital Corp.:
                A-      Baa1      4,500,000    6.45% due 6/01/2000                            4,524,435         4,542,570
                A-      Baa1      7,850,000    6.25% due 11/01/2002                           7,819,935         7,919,708
                                                                                         --------------    --------------
                                                                                             52,261,160        53,505,300

Finance--                                    Bear Stearns Companies, Inc.:
Other--7.7%     A       A2        2,000,000    6.50% due 7/05/2000                            1,996,360         2,020,340
                A       A2        2,000,000    6.75% due 5/01/2001                            1,993,680         2,040,040
                                             Citigroup Inc.:
                AA-     Aa2       3,000,000    9.50% due 3/01/2002                            3,163,980         3,343,590
                AA-     Aa2       6,500,000    7.875% due 5/15/2025                           6,547,818         7,581,132
                BBB-    Baa2      6,400,000  Commercial Net Lease Realty, 7.125% due
                                             3/15/2008                                        6,382,656         5,922,048
                A+      Aa3       3,500,000  Dean Witter, Discover & Co., 6.75% due
                                             8/15/2000                                        3,486,805         3,559,220
                                             Donaldson, Lufkin & Jenrette Inc.:
                A-      A3        3,350,000    6% due 12/01/2001                              3,345,980         3,336,037
                A-      A3       11,000,000    6.875% due 11/01/2005                         10,952,615        11,483,010
                A-      A3        3,500,000    6.50% due 6/01/2008                            3,485,475         3,598,875
                A       A2        7,500,000  Equitable Life Assurance Society of the
                                             US, 7.70% due 12/01/2015                         7,448,310         8,227,125
                BBB-    Baa3      4,600,000  Hospitality Properties Trust, 7% due
                                             3/01/2008                                        4,591,720         4,248,836
                                             Lehman Brothers Holdings, Inc.:
                A       Baa1      4,000,000    6.50% due 10/01/2002                           3,996,200         4,000,452
                A       Baa1      8,500,000    7.36% due 12/15/2003                           8,671,445         8,794,355
                AA      Aa2       3,950,000  MBIA, Inc., 7.15% due 7/15/2027                  3,940,323         4,231,635
                A+      A1        8,000,000  Morgan Stanley, Dean Witter, Discover &
                                             Co., 6.09% due 3/09/2011                         7,998,720         8,101,280



Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
December 31, 1998



SCHEDULE OF INVESTMENTS (continued)
               S&P     Moody's      Face
Industries    Rating    Rating     Amount                     Issue                            Cost            Value

Bonds & Notes (continued)                                                                      Investment Grade Portfolio
Finance--       BBB+    Baa1    $ 7,500,000  Paine Webber Group Inc., 7.99% due
Other                                        6/09/2017                                   $    7,500,000    $    7,571,325
(concluded)     A+      A2        5,300,000  Prudential Insurance Co., 6.375% due
                                             7/23/2006                                        5,276,574         5,457,543
                                             Salomon Smith Barney Holdings, Inc.:
                A       Aa3      10,000,000    6.25% due 1/15/2005                            9,942,460        10,110,990
                A       Aa3       2,850,000    7.375% due 5/15/2007                           2,847,464         3,070,049
                BBB+    Baa1      1,000,000  Simon Debartolo Group, Inc., 6.75% due
                                             6/15/2005                                          990,460           982,789
                BBB     Baa2      6,000,000  Spieker Properties LP, 7.35% due
                                             12/01/2017                                       5,999,700         5,673,276
                BBB     Baa3      9,700,000  Storage USA Partnership, 7.45% due
                                             7/01/2018                                        9,688,554         8,840,599
                                                                                         --------------    --------------
                                                                                            120,247,299       122,194,546

Industrial--    A+      A1        3,000,000  Anheuser-Busch Cos., Inc., 8.75% due
Consumer--5.1%                               12/01/1999                                       3,367,590         3,097,260
                A       A2       10,000,000  Avon Products, Inc., 6.25% due
                                             5/01/2018++++                                    9,987,600        10,249,210
                A+      A3        4,250,000  Coca-Cola Enterprises Inc., 5.75% due
                                             11/01/2008                                       4,221,653         4,281,450
                BBB-    Baa3      2,500,000  Flowers Industries, Inc., 7.15% due
                                             4/15/2028                                        2,486,750         2,398,700
                A+      A1        3,700,000  Hershey Foods Corporation, 6.95% due
                                             8/15/2012                                        4,089,832         4,114,992
                AA      Aa2      11,000,000  Kimberly-Clark Corp., 6.375% due
                                             1/01/2028                                       10,909,360        11,451,770
                AA      Aa2       5,850,000  McDonald's Corp., 5.35% due 9/15/2008            5,803,843         5,850,819
                                             Nabisco, Inc.:
                BBB     Baa2      9,000,000    6% due 2/15/2011                               8,997,750         8,893,080
                BBB     Baa2      4,000,000    7.55% due 6/15/2015                            3,988,860         4,002,680
                A       A1        5,670,000  PepsiCo, Inc., 5.75% due 1/02/2003               5,641,310         5,726,320
                                             Philip Morris Companies, Inc.:
                A       A2        9,500,000    9% due 1/01/2001                               9,698,815        10,142,580
                A       A2        5,000,000    6.15% due 3/15/2010++++                        4,997,400         5,041,500
                A       A2        5,000,000    7.75% due 1/15/2027                            5,361,500         5,677,250
                                                                                         --------------    --------------
                                                                                             79,552,263        80,927,611

Industrial--    AA+     Aa1       4,075,000  BP America Inc., 9.375% due 11/01/2000           4,488,287         4,375,042
Energy--2.1%    BBB     Baa3      7,250,000  Occidental Petroleum Corp., 6.50% due
                                             4/01/2005                                        7,208,675         7,098,547
                BBB+    Baa1     14,600,000  Sonat, Inc., 7% due 2/01/2018                   14,836,782        14,920,908
                A+      A1        5,750,000  Texaco Capital Inc., 8.625% due
                                             11/15/2031                                       7,583,732         7,359,137
                                                                                         --------------    --------------
                                                                                             34,117,476        33,753,634

Industrial--                                 Applied Materials Inc.:
Manufacturing-- BBB+    A3        5,000,000    6.75% due 10/15/2007                           4,996,750         5,032,300
12.6%           BBB+    A3       13,000,000    7.125% due 10/15/2017                         12,911,080        12,584,520
                A+      A2        2,800,000  Danaher Corp., 6% due 10/15/2008                 2,784,964         2,789,640
                                             Emerson Electric Co.:
                AA+     Aa1       3,700,000    5.50% due 9/15/2008                            3,690,417         3,727,417
                AA+     Aa1       4,000,000    5% due 10/15/2008                              3,987,760         3,879,400
                                             Ford Motor Credit Company:
                A       A1        5,000,000    8.20% due 2/15/2002                            5,328,850         5,392,800
                A       A1        5,000,000    8% due 6/15/2002                               5,286,350         5,394,200
                A       A1        5,000,000    7.50% due 6/15/2004                            5,140,200         5,432,950
                A       A1        1,000,000    7.75% due 3/15/2005                              999,090         1,108,730
                A       A1       10,000,000    5.35% due 8/27/2006++++                        9,993,068         9,975,000
                A       A1        7,000,000    8.90% due 1/15/2032                            8,650,180         9,329,670
                                             General Electric Capital Corp.:
                AAA     Aaa         500,000    8.75% due 5/21/2007                              611,680           610,370
                AAA     Aaa       4,305,000    8.50% due 7/24/2008                            5,228,853         5,277,973



Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
December 31, 1998


SCHEDULE OF INVESTMENTS (continued)
               S&P     Moody's      Face
Industries    Rating    Rating     Amount                     Issue                            Cost            Value

Bonds & Notes (continued)                                                                      Investment Grade Portfolio
Industrial--                                 General Motors Acceptance Corp.:
Manufacturing   A       A2      $ 4,000,000    6.625% due 9/19/2002                      $    3,915,080    $    4,129,800
(concluded)     A       A2        9,400,000    5.875% due 1/22/2003                           9,505,280         9,506,408
                A       A2       10,000,000    7.70% due 4/15/2016                           10,911,500        11,422,900
                BBB-    Baa2      5,000,000  Georgia-Pacific Group, 7.25% due 6/01/2028       4,975,150         5,037,100
                A-      Baa1      3,500,000  The Goodrich B.F. Company, 7% due 4/15/2038      3,479,385         3,503,185
                                             IBM Corp.:
                A+      A1        5,000,000    5.25% due 12/01/2003                           4,992,300         5,053,870
                A+      A1       10,000,000    6.50% due 1/15/2028                           10,313,400        10,495,900
                A-      Baa1      3,000,000  Lafarge Corporation, 6.875% due 7/15/2013        2,992,770         3,104,520
                BBB+    A3        5,000,000  Lockheed Martin Corp., 6.85% due 5/15/2001       4,995,950         5,143,750
                BBB+    A3       11,000,000  Loral Corporation, 8.375% due 6/15/2024         11,056,040        13,352,130
                A+      A2        4,500,000  Lubrizol Corp., 5.875% due 12/01/2008            4,445,415         4,475,313
                                             Lucent Technologies Inc.:
                A       A2        1,500,000    5.50% due 11/15/2008                           1,493,430         1,516,104
                A       A2        7,050,000    6.50% due 1/15/2028                            7,295,727         7,488,298
                                             Martin Marietta Corp.:
                BBB+    A3        6,500,000    6.50% due 4/15/2003                            6,539,845         6,673,550
                BBB+    A3        4,000,000    7.375% due 4/15/2013                           3,846,440         4,400,560
                AA-     A1        5,000,000  Motorola Inc., 5.80% due 10/15/2008              4,993,300         5,114,700
                                             Raytheon Co.:
                BBB     Baa1      2,750,000    6.30% due 3/15/2005                            2,743,812         2,818,722
                BBB     Baa1      1,300,000    6.15% due 11/01/2008                           1,296,568         1,323,881
                BBB     Baa1      4,000,000    7% due 11/01/2028                              3,998,040         4,211,280
                BBB     Ba1      14,000,000  Seagate Technology, Inc., 7.125% due
                                             3/01/2004                                       13,975,500        13,699,560
                A       A2        7,000,000  Xerox Corporation, 5.50% due 11/15/2003          7,001,070         7,046,480
                                                                                         --------------    --------------
                                                                                            194,375,244       200,052,981


Industrial--    AAA     Aa1       5,700,000  Abbott Laboratories, 5.40% due 9/15/2008         5,688,657         5,751,072
Services--15.8% A       A2       10,000,000  Bass America, Inc., 8.125% due 3/31/2002        10,250,610        10,658,100
                A       A2        8,000,000  Carnival Cruise Lines, Inc., 7.70% due
                                             7/15/2004                                        8,076,380         8,666,400
                BBB-    Baa3     10,000,000  Circus Circus Enterprises, Inc., 6.70% due
                                             11/15/2096                                       9,977,700         9,375,800
                BBB-    Baa3      3,000,000  Comcast Cable Communications Company,
                                             6.20% due 11/15/2008                             2,992,050         3,055,140
                A-      Baa1     11,000,000  Computer Associates International, Inc.,
                                             6.375% due 4/15/2005                            10,941,810        10,954,306
                BBB     Baa1      5,000,000  Dillard's, Inc., 9.125% due 8/01/2011            6,054,000         5,971,600
                A       A2       13,590,413  Disney-Custom Repackaged Asset Vehicle-403,
                                             6.85% due 1/10/2007++                           13,581,307        14,100,053
                                             First Data Corporation:
                A       A2       11,500,000    6.75% due 7/15/2005                           11,911,930        11,953,675
                A       A2       10,000,000    6.375% due 12/15/2007                          9,974,300        10,361,300
                AAA     Aaa       7,000,000  Johnson & Johnson, 8.72% due 11/01/2024          7,057,420         8,359,890
                A       A2        5,000,000  May Department Stores Co., 6.70% due
                                             9/15/2028                                        4,979,700         5,135,650
                AAA     Aaa       3,000,000  Merck & Co., Inc., 5.95% due 12/01/2028          2,975,100         2,994,750
                BBB-    Baa3     12,445,000  News American Holdings, Inc., 8.625% due
                                             2/01/2003                                       13,585,486        13,645,569
                A       A2        5,750,000  Nordstrom, Inc., 6.95% due 3/15/2028             5,824,520         6,053,025



Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
December 31, 1998


SCHEDULE OF INVESTMENTS (continued)
               S&P     Moody's      Face
Industries    Rating    Rating     Amount                     Issue                            Cost              Value

Bonds & Notes (continued)                                                                      Investment Grade Portfolio
Industrial--                                 Oracle Corporation:
Services        BBB+    Baa2    $ 5,000,000    6.72% due 2/15/2004                       $    5,000,000    $    4,996,750
(concluded)     BBB+    Baa2      4,000,000    6.91% due 2/15/2007                            4,000,000         4,014,440
                BBB-    Baa3     12,700,000  Royal Caribbean Cruises Ltd., 6.75% due
                                             3/15/2008                                       12,620,404        12,498,705
                BBB     Baa2      4,000,000  Safeway Inc., 5.875% due 11/15/2001              3,988,520         4,011,340
                A-      A2        8,000,000  Sears, Roebuck & Co., 6.82% due 10/17/2002       8,016,320         8,331,920
                                             Service Corporation International:
                BBB+    Baa1      7,000,000    6.75% due 6/01/2001                            6,978,580         7,164,570
                BBB+    Baa1      8,500,000    7.20% due 6/01/2006                            8,263,700         9,017,650
                BBB+    Baa1      7,000,000    6.30% due 3/15/2020                            6,992,300         7,067,550
                AA-     Baa3      8,980,000  TCI Communications, Inc., 8.75% due
                                             8/01/2015                                       10,534,079        11,155,764
                                             Time Warner Entertainment Co.:
                BBB     Baa2      6,000,000    10.15% due 5/01/2012                           7,356,180         8,060,820
                BBB     Baa2      9,900,000    8.375% due 3/15/2023                          10,525,871        12,018,402
                AA      Aa2      14,345,000  Wal-Mart Stores, Inc., 8.50% due 9/15/2024      14,488,240        16,563,311
                                             Walt Disney Company:
                A       A2        5,500,000    6.375% due 3/30/2001                           5,500,000         5,648,280
                A       A2        8,000,000    5.125% due 12/15/2003                          7,989,760         7,955,680
                BBB+    Baa3      5,350,000  Waste Management, Inc., 7% due 7/15/2028         5,290,454         5,525,640
                                                                                         --------------    --------------
                                                                                            241,415,378       251,067,152


Industrial--    BBB     Baa2      9,000,000  Federal Express Corporation, 9.65% due
Transportation--                             6/15/2012                                       10,137,590        11,179,170
2.0%                                         Southwest Airlines, Inc.:
                A-      A3       10,000,000    9.40% due 7/01/2001                           11,326,040        10,832,700
                A-      A3        2,000,000    8% due 3/01/2005                               1,989,220         2,194,780
                A-      A3        3,000,000    7.875% due 9/01/2007                           2,983,950         3,353,640
                BBB-    Baa3      4,000,000  Union Pacific Corp., 6.625% due 2/01/2008        3,964,880         4,108,360
                                                                                         --------------    --------------
                                                                                             30,401,680        31,668,650


Mortgage-       AAA     Aaa         760,000  EQCC Home Equity Loan Trust, 6.229% due
Backed                                       3/15/2013                                          766,086           755,562
Securities++                                 Federal Home Loan Mortgage Corp.:
--3.9%          AAA     Aaa       2,000,000    5.75% due 4/15/2008                            2,136,140         2,067,820
                AAA     Aaa       9,679,000    6% due 10/15/2018                              9,832,503         9,733,396
                AAA     Aaa       2,000,000    6% due 6/15/2023                               1,989,375         2,018,120
                AAA     Aaa       2,000,000    6.35% due 9/15/2023                            2,022,734         2,045,620
                AAA     Aaa       6,480,536  Federal National Mortgage Association,
                                             6.448% due 12/25/2012                            6,496,738         6,419,781
                AAA     Aaa      11,000,000  Government National Mortgage Association,
                                             6.375% due 11/20/2026                           10,915,781        11,103,070
                NR+++   A2        8,500,000  Mortgage Capital Funding, 6.726% due
                                             6/18/2008                                        8,585,000         8,685,273
                AAA     Aaa       7,000,000  Nationslink Funding Corporation, 6.475%
                                             due 7/20/2008                                    7,105,000         7,240,625
                AAA     Aaa      12,000,000  Saxon Asset Securities Trust, 6.265% due
                                             7/25/2023                                       12,000,000        12,062,040
                                                                                         --------------    --------------
                                                                                             61,849,357        62,131,307


Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
December 31, 1998


SCHEDULE OF INVESTMENTS (continued)
               S&P     Moody's      Face
Industries    Rating    Rating     Amount                     Issue                            Cost              Value

Bonds & Notes (continued)                                                                      Investment Grade Portfolio
Utilities--     A-      A2      $ 8,700,000  ALLTEL Corporation, 6.75% due 9/15/2005     $    8,566,020    $    9,154,314
Communications  BBB     Baa3      4,000,000  AT&T Capital Corp., 7.50% due 11/15/2000         3,996,280         4,048,960
--6.7%            AA    Aa2       6,350,000  Bell Telephone Company of Pennsylvania,
                                             7.375% due 7/15/2007                             7,090,029         7,178,675
                A       A3        4,650,000  Frontier Corporation, 6% due 10/15/2013++++      4,643,676         4,700,452
                AA-     A2        9,500,000  GTE California, Inc., 8.07% due 4/15/2024       10,152,935        10,546,140
                                             GTE Corp.:
                A       Baa1      7,500,000    9.375% due 12/01/2000                          8,235,170         8,044,275
                A       Baa1      3,600,000    6.84% due 4/15/2018                            3,700,728         3,838,932
                                             Southwestern Bell Telecommunications Corp.:
                AA      Aa3       2,000,000    6.125% due 3/01/2000                           2,011,250         2,019,920
                AA      Aa3       5,000,000    6.375% due 11/15/2007                          5,023,800         5,323,650
                                             Sprint Capital Corp.:
                A-      Baa1      5,000,000    5.70% due 11/15/2003                           4,999,150         5,017,850
                A-      Baa1      8,000,000    6.875% due 11/15/2028                          7,986,880         8,314,400
                                             US West Capital Funding Inc.:
                A-      A3        4,000,000    6.375% due 7/15/2008                           4,271,560         4,219,000
                A-      A3        8,920,000    6.50% due 11/15/2018                           8,868,799         9,127,836
                A-      A3        5,000,000    6.875% due 7/15/2028                           5,333,900         5,339,650
                                             WorldCom Inc.:
                BBB+    Baa2     11,000,000    7.75% due 4/01/2007                           11,977,665        12,426,150
                BBB+    Baa2      6,000,000    6.95% due 8/15/2028                            5,943,900         6,441,840
                                                                                         --------------    --------------
                                                                                            102,801,742       105,742,044


Utilities--     AAA     Aaa       5,850,000  Cleveland Electric/Toledo Edison
Electric--6.1%                               (Class B), 7.13% due 7/01/2007                   6,137,176         6,345,378
                BBB-    Baa3      5,000,000  Commonwealth Edison Co., 6.95% due
                                             7/15/2018                                        4,978,600         5,201,915
                A+      A1        9,115,000  Consolidated Edison Company, 6.25% due
                                             2/01/2008                                        9,115,000         9,568,562
                BBB+    Baa3      5,000,000  Consumers Energy Company, 6.375% due
                                             2/01/2008                                        4,951,650         5,041,360
                A       A1       10,000,000  Mississippi Power Co., 6.05% due 5/01/2003      10,224,800        10,272,400
                AA-     A1        8,000,000  Pacific Gas and Electric Company, 6.25%
                                             due 8/01/2003                                    8,149,200         8,277,680
                A-      A3        3,000,000  Pennsylvania Power & Light Resources Inc.,
                                             6.125% due 5/01/2006++++                         2,998,200         3,044,610
                A-      A3       10,000,000  Public Service Electric & Gas Co., 6.50%
                                             due 6/01/2000                                    9,995,705        10,124,400
                AA-     A1        5,000,000  TECO Energy, Inc., 9.27% due 6/12/2000           5,000,000         5,278,350
                                             Texas Utilities Co.:
                AAA     Aaa       6,971,000    6.375% due 10/01/2004                          6,995,198         7,308,557
                BBB     Baa3      6,000,000    5.94% due 10/15/2011                           6,000,000         6,034,980
                BBB     Baa1      5,000,000  Texas Utilities Electric Capital V,
                                             8.175% due 1/30/2037                             5,000,000         5,590,650
                                             Virginia Electric & Power Co.:
                A       A3        5,000,000    5.73% due 11/25/2008                           5,000,000         5,001,225
                A       A2        8,500,000    8.625% due 10/01/2024                          8,377,160         9,780,525
                                                                                         --------------    --------------
                                                                                             92,922,689        96,870,592


Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
December 31, 1998


SCHEDULE OF INVESTMENTS (continued)
               S&P     Moody's      Face
Industries    Rating    Rating     Amount                     Issue                            Cost              Value

Bonds & Notes (concluded)                                                                      Investment Grade Portfolio
Yankee          AA-     Aa3     $ 6,000,000  ABN AMRO Holding N.V., 7.125% due
Corporates*--                                6/18/2007 (2)                               $    5,997,060    $    6,465,900
8.9%                                         AmVescap PLC (2):
                BBB     A3        3,000,000    6.375% due 5/15/2003                           2,994,570         2,998,911
                BBB     A3        9,000,000    6.60% due 5/15/2005                            8,987,281         9,016,317
                A+      A1        6,000,000  Australia & New Zealand Banking Group
                                             Ltd., 7.55% due 9/15/2006 (2)                    5,990,880         6,478,680
                BBB+    A2        7,500,000  Banco Central Hispanoamercano S.A.
                                             (Cayman Islands), 7.70% due 7/15/2006 (2)        7,973,775         8,085,750
                AAA     Aaa      13,000,000  Banco Santander--Chile, 6.50% due
                                             11/01/2005 (2)                                  12,938,770        13,176,735
                BBB     Baa2      5,550,000  Canadian National Railway Co., 6.90% due
                                             7/15/2028 (3)                                    5,526,135         5,770,890
                                             Enersis S.A. (3):
                A-      Baa1      2,500,000    6.90% due 12/01/2006                           2,493,550         2,272,925
                A-      Baa1      4,000,000    6.60% due 12/01/2026                           3,992,400         3,732,760
                                             Fairfax Financial Holdings Ltd. (2):
                BBB+    Baa3        300,000    7.375% due 4/15/2018                             299,346           290,469
                BBB+    Baa3      9,800,000    7.75% due 7/15/2037                            9,751,098         9,620,660
                                             Ford Capital B.V. (2):
                A       A1       10,000,000    9.875% due 5/15/2002                          10,531,200        11,296,300
                A       A1        3,995,000    9.50% due 6/01/2010                            4,430,215         5,223,263
                A       Aa3       2,000,000  Midland Bank PLC, 7.65% due 5/01/2025 (2)        2,191,680         2,144,420
                A       A2        6,500,000  Norsk Hydro A/S, 6.70% due 1/15/2018 (3)         6,466,720         6,492,902
                BBB+    A3        1,500,000  Philips Electronics N.V., 7.75% due
                                             4/15/2004 (3)                                    1,602,615         1,600,740
                BBB     Baa3      2,000,000  Saga Petroleum ASA, 7.25% due 9/23/2027 (3)      1,979,980         1,854,580
                A+      Aa3       4,000,000  Sony Corp., 6.125% due 3/04/2003 (3)             3,991,520         4,086,160
                AA      Aa2      15,500,000  Swiss Bank Corp.--New York, 7.375% due
                                             6/15/2017 (2)                                   16,581,680        16,576,785
                A-      A2        6,000,000  Trans-Canada Pipelines Ltd., 6.49% due
                                             1/21/2009 (3)                                    6,000,000         6,106,020
                                             Tyco International Group S.A. (3):
                A-      Baa1      7,000,000    5.875% due 11/01/2004                          6,997,130         6,956,845
                A-      Baa1     10,500,000    7% due 6/15/2028                              10,424,295        10,712,625
                                                                                         --------------    --------------
                                                                                            138,141,900       140,960,637


Yankee          AA+     Aa2       9,000,000  Canadian Government Bonds, 5.25% due
Sovereign*--                                 11/05/2008 (1)                                   8,997,930         9,011,250
0.8%            BBB+    A3        4,000,000  People's Republic of China, 7.30% due
                                             12/15/2008 (1)                                   3,994,400         3,980,800
                                                                                         --------------    --------------
                                                                                             12,992,330        12,992,050

                                             Total Investments in Bonds &
                                             Notes--96.9%                                 1,507,441,700     1,540,222,777



Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
December 31, 1998


SCHEDULE OF INVESTMENTS (concluded)
                                    Face
                                   Amount                     Issue                            Cost              Value

Short-Term Securities
Repurchase                      $35,557,000  Warburg Dillon Read LLC, purchased on
Agreements**--2.3%                           12/31/1998 to yield 4.75% to 1/04/1999      $   35,557,000    $   35,557,000


                                             Total Investments in Short-Term
                                             Securities--2.3%                                35,557,000        35,557,000


Total Investments--99.2%                                                                 $1,542,998,700     1,575,779,777
                                                                                         ==============
Other Assets Less Liabilities--0.8%                                                                            13,166,766
                                                                                                           --------------
Net Assets--100.0%                                                                                         $1,588,946,543
                                                                                                           ==============


Net Asset       Class A--Based on net assets of $615,250,770 and 52,751,389 shares outstanding             $        11.66
Value:                                                                                                     ==============
                Class B--Based on net assets of $756,364,924 and 64,850,339 shares outstanding             $        11.66
                                                                                                           ==============
                Class C--Based on net assets of $90,837,256 and 7,785,308 shares outstanding               $        11.67
                                                                                                           ==============
                Class D--Based on net assets of $126,493,593 and 10,839,362 shares outstanding             $        11.67
                                                                                                           ==============


   *Corresponding industry groups for foreign securities which are denominated in US dollars:
 (1)Government Entity.
 (2)Financial Institution.
 (3)Industrial.
  **Repurchase Agreements are fully collateralized by US Government and Agency Obligations.
  ++Subject to principal paydowns.
++++Floating Rate Note.
 +++Not Rated.


Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
December 31, 1998


SCHEDULE OF INVESTMENTS
               S&P     Moody's      Face
Industries    Rating    Rating     Amount                     Issue                            Cost              Value

Bonds & Notes                                                                                 Intermediate Term Portfolio
US Government                                United States Treasury Bonds & Notes:
Obligations--   AAA     Aaa     $   500,000    5.875% due 2/15/2004                      $      520,234    $      527,500
2.8%            AAA     Aaa       5,000,000    7.25% due 5/15/2004                            5,512,563         5,603,900
                AAA     Aaa       4,000,000    6.50% due 5/15/2005                            4,369,375         4,383,760
                AAA     Aaa         100,000    5.625% due 5/15/2008                             106,219           106,703
                AAA     Aaa       3,500,000    4.75% due 11/15/2008                           3,471,562         3,527,335
                                                                                         --------------    --------------
                                                                                             13,979,953        14,149,198


Asset-Backed    NR+++   Baa2      3,500,000  Bistro Trust 1998-1000, 6.58% due
Securities++                                 3/26/2001                                        3,499,860         3,551,380
--3.9%          AAA     Aaa       2,000,000  First Bank, Corporate Card Master
                                             Trust, 6.40% due 2/15/2003                       1,997,545         2,055,200
                NR+++   NR+++    10,000,000  Spinnaker Industries Inc., 6.544% due
                                             5/01/2001 (a)                                   10,000,000         9,950,000
                BBB-    Baa1      5,000,000  York Funding Ltd., 6.50% due 6/15/2005 (a)       5,000,000         4,050,000
                                                                                         --------------    --------------
                                                                                             20,497,405        19,606,580


Banking--11.2%  BBB+    A3        4,000,000  BB&T Corporation, 7.25% due 6/15/2007            3,981,320         4,363,240
                A       A2        3,500,000  The Bank of New York Company, Inc.,
                                             7.875% due 11/15/2002                            3,873,450         3,790,220
                                             BankAmerica Corp.:
                A       Aa3       4,000,000    7.50% due 10/15/2002                           4,268,880         4,250,320
                A+      Aa2       3,000,000    7.125% due 5/12/2005                           2,956,500         3,210,540
                A       A1        9,000,000  First Chicago Corp., 9% due 6/15/1999            9,548,820         9,143,010
                A-      A3        1,000,000  HSBC Americas Inc., 7% due 11/01/2006              991,600         1,047,180
                A-      A2        2,800,000  Key Bank USA N.A., 7.55% due 9/15/2006           3,039,316         3,095,372
                BBB+    Baa1      4,000,000  MBNA America Bank N.A., 5.543% due
                                             6/10/2004 (a)                                    3,938,280         3,805,400
                A       A3        6,000,000  Mellon Financial Co., 6.875% due 3/01/2003       5,483,220         6,283,200
                A+      Aa2       4,500,000  NationsBank Corp., 6.65% due 4/09/2002           4,426,620         4,649,040
                                             Norwest Corp.:
                A+      Aa3       2,000,000    6.125% due 10/15/2000                          1,996,440         2,026,280
                A       A1        1,000,000    6.625% due 3/15/2003                           1,003,060         1,041,390
                BBB+    A3        9,000,000  Washington Mutual Bank, 7.25% due 8/15/2005      8,930,520         9,442,350
                                                                                         --------------    --------------
                                                                                             54,438,026        56,147,542


Canadian        AA      Aa2       2,000,000  Province of British Columbia, 5.375% due
Provinces*--2.1%                             10/29/2008 (1)                                   1,989,620         1,996,120
                AA-     Aa3       3,000,000  Province of Ontario, 5.50% due
                                             10/01/2008 (1)                                   2,982,240         3,011,550
                A+      A2        5,000,000  Province of Quebec, 8.80% due 4/15/2003 (1)      5,538,670         5,610,650
                                                                                         --------------    --------------
                                                                                             10,510,530        10,618,320


Finance--4.4%   AA-     Aa3       3,500,000  Associates Corp. N.A., 5.75% due
                                             11/01/2003                                       3,498,635         3,531,395
                A       A2        9,250,000  Beneficial Corporation, 6.80% due
                                             9/16/2003                                        9,250,000         9,591,214
                A+      Aa3       1,000,000  CIT Group Holdings, Inc., 6.625% due
                                             6/15/2005                                        1,003,390         1,047,780
                                             Commercial Credit Co.:
                A+      Aa3       3,000,000    6.45% due 7/01/2002                            3,005,880         3,089,790
                A+      Aa3       2,080,000    6.25% due 1/01/2008                            2,122,578         2,153,133
                A-      Baa1      2,500,000  Finova Capital Corp., 6.25% due 11/01/2002       2,490,425         2,522,200
                                                                                         --------------    --------------
                                                                                             21,370,908        21,935,512


Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
December 31, 1998


SCHEDULE OF INVESTMENTS (continued)
               S&P     Moody's      Face
Industries    Rating    Rating     Amount                     Issue                            Cost              Value

Bonds & Notes (continued)                                                                     Intermediate Term Portfolio
Finance--       BBB     Baa3    $ 2,500,000  AT&T Capital Corp., 7.50% due 11/15/2000    $    2,497,675    $    2,530,600
Other--7.6%     BBB     Baa2      5,000,000  Centerpoint Properties Corporation,
                                             6.75% due 4/01/2005                              4,978,150         4,749,300
                AA-     Aa2       2,000,000  Citigroup Inc., 9.50% due 3/01/2002              2,168,400         2,229,060
                BBB-    Baa2      5,000,000  Commercial Net Lease Realty, 7.125% due
                                             3/15/2008                                        4,986,450         4,626,600
                A-      A3        2,000,000  Donaldson, Lufkin & Jenrette Inc., 6% due
                                             12/01/2001                                       1,997,600         1,991,664
                BBB-    Baa3      4,250,000  Hospitality Properties Trust, 7% due
                                             3/01/2008                                        4,242,350         3,925,555
                A       Baa1      5,000,000  Lehman Brothers Holdings, Inc., 6.50% due
                                             10/01/2002                                       4,974,200         5,000,565
                BBB+    Baa1      2,000,000  Paine Webber Group Inc., 6.45% due
                                             12/01/2003                                       2,000,000         2,006,762
                                             Salomon Smith Barney Holdings, Inc.:
                A       Aa3       2,000,000    6.50% due 3/01/2000                            2,000,000        2,022,640
                A       Aa3       4,000,000    6.25% due 1/15/2005                            3,991,240         4,044,396
                A       Aa3       1,000,000    7.375% due 5/15/2007                             999,110         1,077,210
                BBB+    Baa1      4,000,000  Simon Debartolo Group, Inc., 6.75% due
                                             6/15/2005                                        3,961,840         3,931,156
                                                                                         --------------    --------------
                                                                                             38,797,015        38,135,508


Industrial--                                 Anheuser-Busch Cos., Inc.:
Consumer        A+      A1        5,481,000    8.75% due 12/01/1999                           6,189,909         5,658,694
Goods--6.9%     A+      A1        2,800,000    5.65% due 9/15/2008                            2,790,508         2,853,900
                A       A2        2,000,000  Avon Products, Inc., 6.25% due 5/01/2018 (a)     1,997,520         2,049,842
                A+      A3        1,000,000  Coca-Cola Enterprises Inc., 5.75% due
                                             11/01/2008                                         993,330         1,007,400
                                             Nabisco, Inc.:
                BBB     Baa2      5,000,000    6.70% due 6/15/2002                            4,997,050         5,000,200
                BBB     Baa2      3,000,000    6.85% due 6/15/2005                            2,994,300         2,994,900
                BBB     Baa2      6,000,000    6.00% due 2/15/2011                            5,998,500         5,928,720
                                             Philip Morris Companies, Inc.:
                A       A2        3,500,000    9.00% due 1/01/2001                            3,576,195         3,736,740
                A       A2        4,000,000    7.25% due 1/15/2003                            4,196,640         4,235,040
                A       A2        1,000,000    6.15% due 3/15/2010 (a)                          999,480         1,008,300
                                                                                         --------------    --------------
                                                                                             34,733,432        34,473,736


Industrial--    BBB-    Baa2      9,500,000  KN Energy, Inc., 6.45% due 11/30/2001            9,493,160         9,542,845
Energy--4.1%    BBB     Baa3      3,000,000  Occidental Petroleum Corp., 6.50% due
                                             4/01/2005                                        2,982,900         2,937,330
                A+      A1        2,000,000  Texaco Capital Inc., 9% due 12/15/1999           2,342,460         2,071,300
                BBB     Baa2      6,000,000  Ultramar Credit Corp., 8.625% due
                                             7/01/2002                                        6,521,940         6,355,080
                                                                                         --------------    --------------
                                                                                             21,340,460        20,906,555


Industrial--    A       A2        3,000,000  AlliedSignal, Inc., 6.20% due 2/01/2008          2,995,980         3,051,900
Manufacturing--                              Applied Materials Inc.:
14.0%           BBB+    A3        4,000,000    6.65% due 9/05/2000                            4,000,000         4,072,640
                BBB+    A3        4,300,000    6.75% due 10/15/2007                           4,297,205         4,327,778
                BBB     Ba1       3,000,000  Blount Inc., 7% due 6/15/2005                    2,968,650         2,980,440
                A+      A2        1,500,000  Danaher Corp., 6% due 10/15/2008                 1,491,945         1,494,450
                AA+     Aa1       3,000,000  Emerson Electric Co., 5% due 10/15/2008          2,990,820         2,909,550
                A       A1        2,700,000  Ford Motor Credit Company, 5.35% due
                                             8/27/2006 (a)                                    2,698,128         2,693,250


Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
December 31, 1998


SCHEDULE OF INVESTMENTS (continued)
               S&P     Moody's      Face
Industries    Rating    Rating     Amount                     Issue                            Cost              Value

Bonds & Notes (continued)                                                                     Intermediate Term Portfolio
Industrial--    AAA     Aaa     $ 8,500,000  General Electric Capital Corp., 8.50% due
Manufacturing                                7/24/2008                                   $   10,324,100    $   10,421,085
(concluded)                                  General Motors Acceptance Corp.:
                A       A2        2,000,000    9% due 10/15/2002                              2,213,880         2,234,180
                A       A2        5,000,000    6.375% due 5/01/2008                           5,132,550         5,234,750
                A-      Baa1      3,500,000  Lafarge Corporation, 6.375% due 7/15/2005        3,495,905         3,583,510
                BBB+    A3        8,000,000  Lockheed Martin Corp., 6.85% due 5/15/2001       8,018,810         8,230,000
                AA-     A1        4,000,000  Motorola Inc., 5.80% due 10/15/2008              3,994,640         4,091,760
                                             Raytheon Co.:
                BBB     Baa1      2,750,000    5.95% due 3/15/2001                            2,746,618         2,774,145
                BBB     Baa1      5,000,000    6.45% due 8/15/2002                            5,173,850         5,128,100
                BBB     Ba1       4,000,000  Seagate Technology, Inc., 7.125% due
                                             3/01/2004                                        3,993,000         3,914,160
                A       A2        3,000,000  Xerox Corporation, 5.50% due 11/15/2003          3,006,870         3,019,920
                                                                                         --------------    --------------
                                                                                             69,542,951        70,161,618


Industrial--    A       A2        3,000,000  Bass America, Inc., 6.625% due 3/01/2003         2,825,520         3,025,890
Services--13.4% A       A2        6,000,000  Carnival Cruise Lines, Inc., 7.70% due
                                             7/15/2004                                        5,952,060         6,499,800
                BBB-    Baa3      4,000,000  Comcast Cable Communications Company,
                                             8.375% due 5/01/2007                             4,060,680         4,629,692
                A-      Baa1      4,000,000  Computer Associates International, Inc.,
                                             6.25% due 4/15/2003                              3,992,480         3,984,832
                A-      A3        1,000,000  Dayton Hudson Corp., 6.40% due 2/15/2003         1,030,640         1,029,550
                BBB     Baa1      8,500,000  Dillard's, Inc., 6.08% due 8/01/2010 (a)         8,498,810         8,517,850
                A       A2        4,455,873  Disney-Custom Repackaged Asset Vehicle-403,
                                             6.85% due 1/10/2007++                            4,452,888         4,622,968
                BBB     Baa3      5,000,000  HEALTHSOUTH Corporation, 7% due
                                             6/15/2008                                        4,952,500         4,958,720
                BBB-    Baa3      4,000,000  News American Holdings, Inc., 8.625% due
                                             2/01/2003                                        4,286,440         4,385,880
                BBB+    Baa2      1,000,000  Oracle Corporation, 6.91% due 2/15/2007          1,000,000         1,003,610
                                             Service Corporation International:
                BBB+    Baa1      1,000,000    6.75% due 6/01/2001                              996,940         1,023,510
                BBB+    Baa1      2,000,000    6.30% due 3/15/2020                            1,997,800         2,019,300
                                             TCI Communications, Inc.:
                AA-     Baa3      3,000,000    8.65% due 9/15/2004                            3,099,270         3,438,000
                AA-     Baa3      5,500,000    8% due 8/01/2005                               5,561,380         6,191,845
                BBB     Baa2      5,000,000  Time Warner Entertainment Co., 9.625% due
                                             5/01/2002                                        5,586,000         5,600,200
                BBB     Baa3      5,000,000  Turner Broadcasting System, Inc.
                                             (ClassB), 7.40% due 2/01/2004                    5,108,150         5,361,900
                BBB+    Baa3      1,000,000  Waste Management, Inc., 6.125% due
                                             7/15/2001                                          997,950         1,011,481
                                                                                         --------------    --------------
                                                                                             64,399,508        67,305,028


Industrial--                                 Southwest Airlines, Inc.:
Transportation  A-      A3        6,500,000    9.40% due 7/01/2001                            7,564,180         7,041,255
--1.8%          A-      A3        1,000,000    8% due 3/01/2005                                 994,610         1,097,390
                BBB-    Baa3      1,000,000  Union Pacific Corp., 6.625% due 2/01/2008          991,220         1,027,090
                                                                                         --------------    --------------
                                                                                              9,550,010         9,165,735


Mortgage-       AAA     Aaa       3,500,000  Federal Home Loan Mortgage Corp., 5.75% due
Backed                                       4/15/2008                                        3,738,245         3,618,685
Securities++
--0.7%


Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
December 31, 1998


SCHEDULE OF INVESTMENTS (continued)
               S&P     Moody's      Face
Industries    Rating    Rating     Amount                     Issue                            Cost              Value

Bonds & Notes (continued)                                                                     Intermediate Term Portfolio
Utilities--     A       Baa1    $ 5,000,000  360 Communications Co., 7.50% due
Communications                               3/01/2006                                   $    5,170,100    $    5,498,500
--8.0%          A-      A2        4,000,000  ALLTEL Corporation, 6.75% due 9/15/2005          3,938,400         4,208,880
                AA      Aa2       2,500,000  Bell Telephone Company of Pennsylvania,
                                             7.375% due 7/15/2007                             2,791,350         2,826,250
                A       A3        3,000,000  Frontier Corporation, 6% due 10/15/2003 (a)      2,995,920         3,032,550
                A       Baa1      1,000,000  GTE Corp., 9.375% due 12/01/2000                 1,090,310         1,072,570
                                             Southwestern Bell Telecommunications
                                             Corp.:
                AA      Aa3       1,000,000    6.50% due 3/12/2003                            1,009,780         1,038,340
                AA      Aa3       2,200,000    6.625% due 4/01/2005                           2,108,590         2,339,480
                                             Sprint Capital Corp.:
                A-      Baa1        500,000    5.70% due 11/15/2003                             499,915           501,785
                A-      Baa1      3,900,000    6.125% due 11/15/2008                          3,897,114         3,985,137
                A-      A3        3,000,000  US West Capital Funding Inc., 6.375%
                                             due 7/15/2008                                    3,203,670         3,164,250
                BBB+    Baa2     11,000,000  WorldCom Inc., 7.75% due 4/01/2007              11,756,720        12,426,150
                                                                                         --------------    --------------
                                                                                             38,461,869        40,093,892


Utilities--     A-      Baa1      4,000,000  Arizona Public Service Company, 6.75%
Electric--6.7%                               due 11/15/2006                                   3,905,840         4,220,160
                A       A3          500,000  Central & Southwest Corp., 6.625% due
                                             7/01/2005                                          522,905           526,810
                AAA     Aaa       3,000,000  Cleveland Electric/Toledo Edison
                                             (Class B), 7.13% due 7/01/2007                   3,147,270         3,254,040
                AAA     Aaa       5,000,000  Commonwealth Edison Company, 8.25% due
                                             10/01/2006                                       5,817,400         5,795,440
                BBB+    Baa3      9,000,000  Consumers Energy Company, 6.375% due
                                             2/01/2008                                        8,912,970         9,074,448
                A       A1        4,000,000  Mississippi Power Co., 6.05% due 5/01/2003       4,089,920         4,108,960
                AA-     A1        1,500,000  Pacific Gas and Electric Company, 6.25%
                                             due 8/01/2003                                    1,527,975         1,552,065
                A-      A3        1,000,000  Pennsylvania Power & Light Resources Inc.,
                                             6.125% due 5/01/2006 (a)                           999,400         1,014,870
                A-      A3        2,000,000  Public Service Electric & Gas Co., 6.50%
                                             due 6/01/2000                                    1,999,120         2,024,880
                BBB     Baa3      2,000,000  Texas Utilities Co., 5.94% due 10/15/2011        2,000,000         2,011,660
                                                                                         --------------    --------------
                                                                                             32,922,800        33,583,333


Yankee          BBB-    Baa3      3,000,000  Abitibi-Consolidated Inc., 6.95% due
Corporates*--                                4/01/2008 (3)                                    2,994,180         2,900,700
8.0%                                         AmVescap PLC (2):
                BBB     A3        2,000,000    6.375% due 5/15/2003                           1,996,380         1,999,274
                BBB     A3        2,000,000    6.60% due 5/15/2005                            1,997,173         2,003,626
                BBB+    A2        5,000,000  Banco Central Hispanoamercano S.A.
                                             (Cayman Islands), 7.70% due 7/15/2006 (2)        5,315,850         5,390,500
                AAA     Aaa       1,000,000  Banco Santander-Chile, 6.50% due
                                             11/01/2005 (2)                                     995,290         1,013,595
                A-      Baa1      1,500,000  Enersis S.A., 6.90% due 12/01/2006 (3)           1,496,130         1,363,755
                A       A1        2,000,000  Ford Capital B.V., 9.875% due 5/15/2002 (2)      2,300,380         2,259,260
                BBB-    Ba2       3,000,000  Gruma, S.A de C.V., 7.625% due 10/15/2007 (3)    2,994,960         2,632,500
                AAA     Aaa       2,000,000  International Bank for Reconstruction &
                                             Development, 5.625% due 3/17/2003 (2)            1,993,300         2,023,260
                BBB+    A3        2,650,000  Philips Electronics N.V., 7.75% due
                                             4/15/2004 (3)                                    2,831,286         2,827,974



Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
December 31, 1998


SCHEDULE OF INVESTMENTS (concluded)
               S&P     Moody's      Face
Industries    Rating    Rating     Amount                     Issue                            Cost              Value

Bonds & Notes (concluded)                                                                     Intermediate Term Portfolio
Yankee          A-      A2       $5,000,000  Trans-Canada Pipelines Ltd., 6.43% due
Corporates                                   3/15/2029 (3)                               $    5,000,000    $    5,097,900
(concluded)     A-      Baa1      4,500,000  Tyco International Group S.A., 5.875%
                                             due 11/01/2004 (3)                               4,498,155         4,472,258
                BBB+    Baa2      6,000,000  WPP Finance (USA) Corp., 6.625% due
                                             7/15/2005 (2)                                    5,958,540         6,086,916
                                                                                         --------------    --------------
                                                                                             40,371,624        40,071,518


Yankee          AA+     Aa2       2,500,000  Canada Government Bonds, 5.25% due
Sovereign*--                                 11/05/2008 (1)                                   2,499,425         2,503,125
0.8%            BBB+    A3        1,500,000  People's Republic of China, 7.30% due
                                             12/15/2008 (1)                                   1,497,900         1,492,800
                                                                                         --------------    --------------
                                                                                              3,997,325         3,995,925

                                             Total Investments in
                                             Bonds & Notes--96.4%                           478,652,061       483,968,685


Short-Term Securities

Repurchase                      $14,736,000  Warburg Dillion Read LLC, purchased
Agreements**--2.9%                           12/31/1998 to yield 4.75% to 1/04/1999          14,736,000        14,736,000


                                             Total Investments in Short-Term
                                             Securities--2.9%                                14,736,000        14,736,000


Total Investments--99.3%                                                                 $  493,388,061       498,704,685
                                                                                         ==============
Other Assets Less Liabilities--0.7%                                                                             3,290,488
                                                                                                           --------------
Net Assets--100.0%                                                                                         $  501,995,173
                                                                                                           ==============


Net Asset       Class A--Based on net assets of $185,218,594 and 15,874,629 shares outstanding             $        11.67
Value:                                                                                                     ==============
                Class B--Based on net assets of $188,304,311 and 16,137,775 shares outstanding             $        11.67
                                                                                                           ==============
                Class C--Based on net assets of $5,842,602 and 500,883 shares outstanding                  $        11.66
                                                                                                           ==============
                Class D--Based on net assets of $122,629,666 and 10,509,162 shares outstanding             $        11.67
                                                                                                           ==============


  *Corresponding industry groups for foreign securities which are denominated in US dollars:
(1)Government Entity.
(2)Financial Institution.
(3)Industrial.
 **Repurchase Agreements are fully collateralized by US Government and Agency Obligations.
 ++Subject to principal paydowns.
+++Not rated.
(a)Floating Rate Note.


Merrill Lynch Corporate Bond Fund, Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio
December 31, 1998



OFFICERS AND DIRECTORS

Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
Christopher G. Ayoub, Senior Vice President
Jay C. Harbeck, Senior Vice President
Vincent T. Lathbury III, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Philip M. Mandel, Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863